(ICON)

Prudential
Active
Balanced
Fund

SEMI
ANNUAL

March 31, 1999
(LOGO)

Prudential Active Balanced Fund
A Series of The Prudential Investment Portfolios, Inc.

Performance At A Glance
Markets were very turbulent during the six months ended
March 31, 1999. The
period began with a sharp upward bounce from the steep summer decline, but also included a drop in February. Unsettled markets give balanced funds a chance to show their mettle: the Prudential Active Balanced
Fund beat the
Lipper Balanced Fund Average by three percentage points.
Diversification is
intended to smooth returns over time, and we believe that striving for significantly higher returns would have required risks inconsistent with the goals of balanced funds.

Cumulative Total Returns1                              As of
3/31/99

                                       Six      One     Five
Since
                                      Months    Year
Years    Inception2
   Class A                            15.72%     11.37%
N/A       38.58%
   Class B                            15.21      10.53
N/A       36.18
   Class C                            15.21      10.53
N/A       36.18
   Class Z                            15.80      11.53
86.43%    105.73
   Lipper Balanced
   Fund Avg.3                         12.58       6.47
100.34       ***

Average Annual Total Returns1                          As of
3/31/99

                                                One     Five
Since
                                                Year   Years
Inception2
   Class A                                      5.80%
N/A       12.18%
   Class B                                      5.53
N/A       12.72
   Class C                                      8.42
N/A       13.30
   Class Z                                     11.53
13.27%     12.27

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1%, and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, and C, 11/7/96; Class Z,
1/4/93.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the Balanced Fund category.

*** Lipper Since Inception returns are 41.79% for Class A,
B, and C; and
115.08% for Class Z based on all funds in each share class.

   How Investments Compared.
        (As of 3/31/99)
           (GRAPH)
  U.S.    General    General      U.S.
Growth     Bond     Muni Debt    Taxable
 Funds     Funds      Funds     Money Funds

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to
each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Managers' Report
Mark Stumpp, James H. Scott,
& Martin Lawlor--
Fund Managers

Investment Goals and Style
The Prudential Active Balanced Fund seeks income and long-term growth of capital by investing in a portfolio of equity, fixed-income, and money-market securities that is actively managed to take advantage of opportunities created by what we see as market misvaluations. The Fund's investments will be actively shifted among equity securities, fixed-income securities, and money market instruments to capitalize on such opportunities and to maximize the Fund's total investment return. Mark Stumpp and James Scott manage the asset allocation using a quantitative model. They also manage the stocks, using behavioral finance models to select securities that they believe to be underpriced, but maintaining a risk profile like that of the S&P 500 Index.
Martin Lawlor manages the bonds. There can be no assurance that the Fund will meet its investment objective.

Hedge funds are offshore investment companies that typically take large positions with borrowed money.

Performance Review
We bought stocks at depressed prices
Our performance is determined by our allocation of funds among asset classes, and also by the returns of our holdings in each class. We use quantitative models to determine which market sectors offer the best opportunities. We monitor the changes in companies' earnings expectations and stock prices, comparing the expected return on stocks with the interest rates on bonds.
We try to increase the proportion of the kind of security that offers the best value at any time. Since asset class has a greater impact on returns over the long term than selection of individual securities, these shifts in allocation may affect your return significantly.

When we began our reporting period, fears associated with collapsing hedge funds and declining emerging market economies had depressed
U.S. stock prices.
We held nearly 65% of our assets in stocks (our norm is 55% to 60%). We benefited from this shift to more stocks when the market recovered ground it had lost in the summer. As prices rose, we took our gains and reduced our stock holdings into our normal range. We continued to move away from stocks in the first quarter of 1999, as rising interest rates and stock prices made stock ownership much less attractive. This shift away from stocks had mixed results because the bonds we purchased early in 1999 lost some value when rising interest rates caused a corresponding reduction in prices.

We held the leading growth stocks
We generally hold at least 175 different stocks, and generally buy no more than 0.75 percentage points more or less than their representation in the S&P
500. Our goal is to limit the difference between our stock performance and that of the Index, while increasing the likelihood that our return will be higher than the Index. At the beginning of our reporting period, exposure to a few key growth stocks was the name of the game. Fortunately, we were there.
We emphasized the large-capitalization, growth-oriented stocks that were leading the S&P 500. Companies like Microsoft, General Electric, and Wal-Mart were solid performers in the portfolio over the entire six-month period. We also benefited from good security selection among smaller growth stocks such as America Online, Schwab, and EMC Corp.--each of which more than doubled over the last six months. Our stocks outperformed the S&P 500 despite our exposure to underperforming stocks of mid-cap and small companies.

Sector focuses had mixed results
We don't choose individual sectors or industries that we expect to do well, but our earnings forecasts for individual companies--in conjunction with their current share prices--may lead to small sector emphases or de-emphases compared with the S&P 500. These are kept small to reduce the risk of deviating greatly from the Index return. For example, we exceeded the Index proportion of retailers by about one percentage point.
Retailers, of which
we had a diverse selection, performed strongly over our reporting period.
Moreover, the retail stocks we owned performed even better than the average in this sector. Our holdings included Best Buy, Circuit
City, Kohls, Nine
West, Abercrombie & Fitch, and Home Depot, in addition to
Wal-Mart.

These focuses do not always add to our return. For example, we also held a somewhat greater proportion of health service stocks than the S&P 500, and this sector performed poorly. Moreover, our health service stocks--including medical/dental distributors and medical/nursing services-- underperformed the average stock in that sector.

Our bonds had a positive return in a difficult period. Bonds rose only marginally by the end of 1998, but investors had retreated from other securities to U.S. Treasury bonds in the summer panic, and corporate bonds performed better in the fall as investors' confidence returned and demand for a higher yield increased. We had a significantly larger representation of corporate bonds than our benchmark. These corporate bonds continued to benefit our portfolio when bond markets gave up their gains in the first quarter of 1999. Our holdings fell less than most.

Looking Ahead
Stocks are expensive
At the end of our reporting period, our quantitative model recommended an equity allocation between 50% and 55% of total assets--a lower allocation than normal, and less than the typical balanced fund. This year's increase in interest rates, higher stock prices, and low current earnings expectations all lead us to favor bonds over stocks in making adjustments from our normal risk profile.

We have been emphasizing growth-oriented stocks, and have tilted slightly toward more attractively priced smaller and mid-cap issues. Again, any active position typically represents a relatively small departure from the S&P 500
Index proportions. The vast majority of our stock assets are invested in blue-chip names.

We continue to favor bonds that offer more yield than U.S.
Treasuries and
have a slight focus on mortgage-backed securities.

Five Largest Holdings
Expressed as a percentage of net assets
as of 3/31/99

Microsoft Corporation            2.3%
Computer Software & Services
General Electric Co.             1.6
Diversified Operations
Wal-Mart Stores, Inc.            1.2
Retail
Intel Corp.                      1.1
Electronic Components
American Int'l Group, Inc.       0.9
Insurance

Portfolio Composition
Expressed as a percentage of net assets
as of 3/31/99

Bonds                            32%
Equity:
Electronic Tech & Services        9
Finance                           8
Health Services & Technology      6
Utilities                         5
Consumer Durables &
  Non Durables                    5
Process Industries                4
Energy & Nonenergy
  Minerals                        3
Retail Trade                      3
Consumer Services                 2
Commercial Services               1
Producer Manufacturing            1
Transportation                    1
Cash & Equivalents               20*

*Primarily collateral for stock and bond
 futures contracts used to manage asset
 allocation.
 Source: Prudential
------------------------------------------------------------
-------------------
                                  1

A Message to Our Shareholders
May 19, 1999
(PHOTO)
Dear Shareholder:

As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments
------------------------------------------------------------
-------------------
                                  2

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--68.5%
COMMON STOCKS--48.1%
------------------------------------------------------------
Aerospace/Defense--0.7%
    7,300   Allied Signal, Inc.                      $
359,069
    3,000   Raytheon Co.
175,875
    3,200   United Technologies Corp.
433,400
                                                     -------
-----

968,344
------------------------------------------------------------
Airlines--0.2%
    1,100   Alaska Air Group, Inc.(a)
52,250
    4,500   AMR Corp.(a)
263,531
      700   Southwest Airlines Co.
21,175
                                                     -------
-----

336,956
------------------------------------------------------------
Aluminum--0.2%
    5,000   Alcoa Inc.
205,938
------------------------------------------------------------
Apparel
    3,000   Fruit of the Loom, Inc.(a)
31,125
------------------------------------------------------------
Automobiles & Trucks--0.9%
    4,500   Arvin Industries, Inc.
151,594
    3,300   DaimlerChrysler AG(a)
283,181
   13,300   Ford Motor Co.
754,775
    1,200   PACCAR, Inc.
49,425
                                                     -------
-----

1,238,975
------------------------------------------------------------
Banking--2.2%
    5,994   Bank One Corp.
330,045
    1,400   Bankers Trust NY Corp.
123,550
    1,600   Chase Manhattan Corp.
130,100
    6,200   First Union Corp.
331,313
   10,500   Fleet Financial Group, Inc.
395,062
   13,900   Hibernia Corp.
182,438
   10,000   Huntington Bancshares, Inc.
309,375
   13,000   Keycorp
394,062
      400   Mercantile Bancorporation, Inc.
19,000
    4,400   National City Corp.
292,050
   10,400   Regions Financial Corp.                  $
360,100
    3,100   Suntrust Banks, Inc.
192,975
                                                     -------
-----

3,060,070
------------------------------------------------------------
Beverages--0.4%
    7,900   Coca-Cola Co.
484,862
    1,300   Coca-Cola Enterprises Inc.
39,325
                                                     -------
-----

524,187
------------------------------------------------------------
Building & Construction
    1,600   Masco Corp.
45,200
------------------------------------------------------------
Business Services--0.4%
    5,700   Omnicom Group, Inc.
455,644
    2,000   Ryder System, Inc.
55,250
                                                     -------
-----

510,894
------------------------------------------------------------
Cellular Communications
      600   AirTouch Communications, Inc.(a)
57,975
------------------------------------------------------------
Chemicals--0.2%
      100   E.I. Du Pont De Nemours & Co.
5,806
   18,800   Schulman (A.), Inc.
256,150
                                                     -------
-----

261,956
------------------------------------------------------------
Commercial Services--0.3%
    7,500   Paychex, Inc.
355,781
------------------------------------------------------------
Computer Software & Services--5.7%
      800   Adobe Systems, Inc.
45,400
    7,600   America Online, Inc.(a)
1,109,600
   10,700   BMC Software Inc.(a)
396,569
    3,700   Comverse Technology, Inc.(a)
314,500
    1,200   Electronic Arts, Inc.(a)
57,000
    5,900   EMC Corp.(a)
753,725
    2,000   Gateway 2000, Inc.(a)
137,125
    2,700   Intuit Inc.(a)
274,725

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
Computer Software & Services (cont'd.)
   35,000   Microsoft Corp.(a)                       $
3,136,875
   17,300   Oracle Systems Corp.(a)
456,287
      300   Siebel Systems, Inc.(a)
14,250
    4,900   Sterling Software, Inc.(a)
116,375
    5,300   Sun Microsystems, Inc.(a)
662,169
    7,500   SunGuard Data Systems Inc.(a)
300,000
                                                     -------
-----

7,774,600
------------------------------------------------------------
Computer Systems/Peripherals--1.2%
    4,300   Dell Computer Corp.(a)
175,763
    2,500   Hewlett-Packard Co.
169,531
    4,700   International Business Machines Corp.
833,075
    1,800   Linear Technology Corp.
92,250
   11,600   Seagate Technology, Inc.(a)
342,925
                                                     -------
-----

1,613,544
------------------------------------------------------------
Containers--0.1%
    4,400   Owens-Illinois Holdings Corp.(a)
110,000
------------------------------------------------------------
Diversified Consumer Products--1.6%
    7,300   Baltimore Gas & Electric Co.
185,237
   11,000   Fortune Brands, Inc.
425,563
   11,500   Procter & Gamble Co.
1,126,281
    7,300   Unilever NV
484,994
                                                     -------
-----

2,222,075
------------------------------------------------------------
Diversified Operations--1.7%
   20,300   General Electric Co.
2,245,687
------------------------------------------------------------
Diversified Manufacturing--0.3%
    7,000   Harsco Corp.
176,313
    9,400   Tenneco, Inc.
262,612
                                                     -------
-----

438,925
Electrical Utilities--1.5%
      200   American Electric Power Co., Inc.        $
7,938
    3,900   Consolidated Edison, Inc.
176,719
    2,800   Dominion Resources, Inc.
103,425
   12,900   Entergy Corp.
354,750
    7,600   Florida Progress Corp.
286,900
    7,500   GPU, Inc.
279,844
    1,700   Hawaiian Electric Industries Inc.
59,606
    4,896   PP & L Resources, Inc.
121,176
   18,600   Public Service Company of New Mexico
316,200
    3,100   Public Service Enterprise Group Inc.
118,381
   11,700   Southern Co.
272,756
                                                     -------
-----

2,097,695
------------------------------------------------------------
Electronic Components--1.5%
      400   Arrow Electronics, Inc.(a)
6,000
   13,100   Intel Corp.
1,560,538
    4,500   KLA-Tencor Corp.(a)
218,531
    6,400   Micron Technology, Inc.(a)
308,800
                                                     -------
-----

2,093,869
------------------------------------------------------------
Financial Services--4.4%
    5,200   American Express Co.
611,000
      600   Associates First Capital Corp.
27,000
    3,760   BankAmerica Corp.
265,550
    2,800   Bear Stearns Companies, Inc.
125,125
    6,650   Citigroup Inc.
424,769
    9,400   Countrywide Credit Industries, Inc.
352,500
    9,700   Federal Home Loan Mortgage Corp.
554,112
   10,600   Federal National Mortgage Assoc.
734,050
      800   Golden West Financial Corp.
76,400
    6,200   Lehman Brothers Holdings, Inc.
370,450
      500   Merrill Lynch & Co., Inc.
44,219
    3,800   Morgan (J.P.) & Co., Inc.
468,825
    3,100   Morgan Stanley, Dean Witter & Co.
309,806
    3,800   Providian Financial Corp.
418,000
    6,350   Schwab (Charles) Corp.
610,394
    6,372   Washington Mutual, Inc.
260,456
    9,300   Wells Fargo Co.
326,081
                                                     -------
-----

5,978,737

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
Foods--0.6%
   10,395   Archer-Daniels Midland Co.               $
152,677
    1,100   Bestfoods
51,700
    6,700   ConAgra, Inc.
171,269
    4,000   General Mills, Inc.
302,250
    1,100   Hershey Foods Corp.
61,600
    1,500   Sara Lee Corp.
37,125
                                                     -------
-----

776,621
------------------------------------------------------------
Health Care Services
      700   American Home Products Corp.
45,675
------------------------------------------------------------
Home Furnishings--0.3%
    5,700   Newell Rubbermaid Inc.
270,750
    5,200   Springs Industries, Inc.
140,725
                                                     -------
-----

411,475
------------------------------------------------------------
Human Resources--0.2%
    8,500   Kelly Services, Inc.
235,875
------------------------------------------------------------
Insurance--2.4%
   13,600   Allstate Corp.
504,050
   10,400   American International Group, Inc.
1,254,500
    4,800   CIGNA Corp.
402,300
    5,900   Hartford Financial Services Group
335,194
    1,200   Marsh & McLennan Cos., Inc.
89,025
   16,500   Old Republic International Corp.
301,125
      600   Progressive Corp.
86,100
    2,600   Torchmark Corp.
82,225
    2,600   Transamerica Corp.
184,600
                                                     -------
-----

3,239,119
------------------------------------------------------------
Machinery & Equipment--0.5%
    7,500   Applied Materials, Inc.(a)
462,656
    2,900   Caterpillar, Inc.
133,219
    3,100   Kennametal Inc.
54,250
    8,800   MagneTek, Inc.(a)
73,700
                                                     -------
-----

723,825
------------------------------------------------------------
Media & Communications--0.5%
    1,000   Gannett Co., Inc.
63,000
    2,300   Time Warner Inc.                         $
163,444
   15,700   Walt Disney Co.
488,662
                                                     -------
-----

715,106
------------------------------------------------------------
Medical Devices--0.3%
    7,000   Guidant Corp.(a)
423,500
------------------------------------------------------------
Medical Products & Services--1.9%
   12,500   Bergen Brunswig Corp.
250,000
    2,900   Johnson & Johnson Co.
271,694
   14,900   Schering Plough Corp.
824,156
    8,500   Tyco International Ltd.
609,875
    8,800   Warner-Lambert Co.
582,450
                                                     -------
-----

2,538,175
------------------------------------------------------------
Medical Technology--0.6%
    3,900   Abbott Laboratories
182,569
    7,600   Amgen, Inc.(a)
569,050
                                                     -------
-----

751,619
------------------------------------------------------------
Metals
      100   Alcan Aluminum Ltd.
2,581
------------------------------------------------------------
Miscellaneous/Diversified--0.4%
    4,100   Harley-Davidson Inc.
235,750
   22,900   Service Corp. International
326,325
                                                     -------
-----

562,075
------------------------------------------------------------
Miscellaneous Industrial--0.3%
    3,200   Clorox Co.
375,000
------------------------------------------------------------
Networking--0.7%
    8,100   Cisco Systems, Inc.(a)
887,456
------------------------------------------------------------
Oil & Gas Equipment & Services--0.1%
      600   Enron Corp.
38,550
    1,600   Tidewater, Inc.
41,400
                                                     -------
-----

79,950

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
Oil & Gas Exploration/Production--1.1%
    9,500   Coastal Corp.                            $
313,500
    1,200   MCN Energy Group Inc..
19,275
   16,500   Royal Dutch Petroleum Co.
858,000
    6,200   Texaco, Inc.
351,850
                                                     -------
-----

1,542,625
------------------------------------------------------------
Oil & Gas Services--1.0%
    4,400   Amerada Hess Corp.
221,375
    1,100   Chevron Corp.
97,281
    2,700   Consolidated Natural Gas Co.
131,456
    8,500   Exxon Corp.
599,781
    8,800   KeySpan Energy
221,100
    1,400   Mobil Corp.
123,200
                                                     -------
-----

1,394,193
------------------------------------------------------------
Pharmaceuticals--2.2%
   16,400   Bristol Myers Squibb Co.
1,054,725
    1,300   Eli Lilly & Co.
110,337
   14,800   Merck & Co., Inc.
1,186,775
    4,500   Pfizer, Inc.
624,375
                                                     -------
-----

2,976,212
------------------------------------------------------------
Printing & Publishing--0.3%
    1,800   Lexmark International Group, Inc.(a)
201,150
      900   New York Times Co.
25,650
    1,400   Tribune Co.
91,613
      100   Washington Post Company
52,150
                                                     -------
-----

370,563
------------------------------------------------------------
Retail--4.4%
    3,800   Abercrombie & Fitch Co.(a)
349,600
    2,600   Best Buy Co., Inc.(a)
135,200
    5,400   Circuit City Stores-Circut City Group
413,775
      700   Dayton-Hudson Corp.
46,638
    2,400   Dollar Tree Stores, Inc.(a)
74,250
    3,800   Federated Department Stores, Inc.(a)
152,475
    8,450   Gap, Inc.                                $
568,791
   14,400   Home Depot, Inc.
896,400
    4,700   Kohl's Corp.(a)
333,113
    7,500   Lowes Companies, Inc.
453,750
    9,000   McDonald's Corp.
407,812
    3,400   Penney (J.C.) Co., Inc.
137,700
   11,200   Staples, Inc.(a)
368,200
   17,400   Wal-Mart Stores, Inc.
1,604,062
                                                     -------
-----

5,941,766
------------------------------------------------------------
Steel & Metals--0.2%
    3,900   AK Steel Holding Corp.
87,994
    8,100   Carpenter Technology Corp.
210,094
                                                     -------
-----

298,088
------------------------------------------------------------
Telecommunication Services--3.9%
   11,800   Ameritech Corp.
682,925
   14,900   AT&T Corp.
1,189,206
   14,600   Bell Atlantic Corp.
754,637
   18,800   BellSouth Corp.
753,175
      500   Century Telephone Enterprises, Inc.
35,125
   11,400   GTE Corp.
689,700
    5,875   MCI WorldCom, Inc.(a)
520,305
    3,000   SBC Communications, Inc.
141,375
    6,200   Sprint Corp.
608,375
                                                     -------
-----

5,374,823
------------------------------------------------------------
Telecommunications Equipment--1.3%
    7,600   ADC Telecommunications, Inc.(a)
362,425
   11,400   Lucent Technologies, Inc.
1,228,350
    2,400   Tellabs, Inc.(a)
234,600
                                                     -------
-----

1,825,375
------------------------------------------------------------
Textile-Apparel Manufacturing--0.3%
   28,400   Burlington Industries, Inc.(a)
188,150
   15,600   Unifi, Inc.(a)
198,900
                                                     -------
-----

387,050

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------

Shares      Description                             Value
(Note 1)
------------------------------------------------------------
Tobacco--0.7%
   18,800   Philip Morris Co., Inc.                  $
661,525
    9,500   UST, Inc.
248,187
                                                     -------
-----

909,712
------------------------------------------------------------
Transportation--0.1%
    8,600   Wisconsin Central Transportation
              Corp.(a)
113,950
------------------------------------------------------------
Transportation/Trucking/Shipping--0.3%
    8,000   Burlington Northern, Inc.
263,000
    4,700   CSX Corp.
183,006
                                                     -------
-----

446,006
            Total common stocks
              (cost $56,683,842)
65,520,948
                                                     -------
-----
------------------------------------------------------------
            Principal
Moody's     Amount
Rating      (000)
------------------------------------------------------------
DEBT OBLIGATIONS--20.4%
CORPORATE BONDS--16.1%
------------------------------------------------------------
Aerospace/Defense--1.5%
A1           $    700    Boeing Inc., Deb.
                           8.10%, 11/15/06
779,436
Baa3              700    Northrop Grumman Corp.,
                           Deb.
                           7.75%, 3/1/16
739,039
Baa1              500    Raytheon Co. Note
                           6.30%, 3/15/05
503,555
                                                      ------
------

2,022,030
------------------------------------------------------------
Airlines--0.2%
Baa3              225    Delta AirLines, Inc., Deb.
                           9.75%, 5/15/21
279,851
------------------------------------------------------------
Asset Backed Securities--1.5%
Aaa             1,500    Citibank Credit Card
                           Master Trust, Cl. A
                           6.05%, 1/15/10
1,481,250
Aaa               500    MBNA Master Credit Card
                           Trust, Ser. C, Cl. A
                           6.45%, 2/15/08
510,625
                                                      ------
------

1,991,875
Automotive--0.4%
A1           $    530    Ford Motor Co. (Del.),
                           Bond
                           6.50%, 8/1/18              $
513,416
------------------------------------------------------------
Banking--2.3%
Aa2             1,000    BankAmerica Corp., MTN
                           7.125%, 5/12/05
1,045,830
Aa3             1,000    Chemical Bank, Sub. Note
                           7.00%, 6/1/05
1,036,210
A1                500    Citicorp, Sub. Note
                           7.125%, 9/1/05
520,640
Aa2               560    Deutsche Bank, Sub. Note
                           7.50%, 4/25/09
599,155
                                                      ------
------

3,201,835
------------------------------------------------------------
Beverages--0.2%
                         Coca-Cola Enterprises Inc., Deb.
A3                 50    8.50%, 2/1/22
59,191
A3                205    6.75%, 9/15/28
201,749
                                                      ------
------

260,940
------------------------------------------------------------
Building & Construction--0.6%
A3                800    Hanson Overseas BV, Sr.
                           Note
                           6.75%, 9/15/05
822,432
------------------------------------------------------------
Financial Services--4.7%
Aa3               750    Associates Corp. North
                           America, Sr. Note
                           6.75%, 7/15/01
767,648
A2              1,000    Bear, Stearns & Co. Inc.,
                           Sr. Note
                           8.75%, 3/15/04
1,104,530
A1                285    Ford Motor Credit Corp.,
                           Deb.
                           7.40%, 11/1/46
297,546
A2                570    General Motors Acceptance
                           Corp., Sr. Note
                           6.75%, 2/7/02
583,976
A1                700    Goldman, Sachs Group LP,
                           Note
                           7.25%, 10/1/05
728,217
A3                400    Heller Financial Inc.,
                           Note
                           6.00%, 3/19/04
396,484

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------

           Principal
Moody's    Amount
Rating     (000)        Description           Value (Note 1)
------------------------------------------------------------
Financial Services (cont'd.)
A1           $    400    International Lease
                           Finance Corp., Note
                           6.00%, 5/15/02             $
401,784
                         Lehman Brothers Holdings,
                           Inc., Notes
Baa1              300    6.625%, 4/1/04
299,355
Baa1               85    6.625%, 2/5/06
83,951
Aa3               500    Merrill Lynch & Co., MTN
                           6.02%, 5/11/01
504,295
                         Santander Finance
                           Issuances, Notes
A1                520    6.80%, 7/15/05
532,449
A1                170    7.00%, 4/1/06
173,859
A3                600    US West Capital Funding
                           Inc., Note
                           6.125%, 7/15/02
606,258
                                                      ------
------

6,480,352
------------------------------------------------------------
Media & Communications--1.1%
Baa3              600    News America Holdings,
                           Inc., Deb.
                           9.25%, 2/1/13
724,944
Baa3              600    Time Warner, Inc., Sr.
                           Note
                           9.125%, 1/15/13
733,128
                                                      ------
------

1,458,072
------------------------------------------------------------
Medical Products & Services--0.3%
Baa1              400    Tyco International Group,
                           Note
                           6.375%, 6/15/05
402,424
------------------------------------------------------------
Oil & Gas Exploration/Production--0.6%
A2                700    Atlantic Richfield Co.,
                           Deb.
                           10.875%, 7/15/05
878,024
------------------------------------------------------------
Retail--0.4%
A2                565    Penney (J.C.) Co., Inc.,
                           MTN
                           7.05%, 5/23/05
577,758
------------------------------------------------------------
Telecommunication Services--1.0%
A1                500    AT&T Corp., Note
                           6.00%, 3/15/09
496,760
                         GTE Corp., Deb.
Baa1         $    220    6.36%, 4/15/06               $
222,552
Baa1              210    7.51%, 4/1/09
230,288
Baa1              430    Sprint Capital Corp., Note
                           6.875%, 11/15/28
424,582
                                                      ------
------

1,374,182
------------------------------------------------------------
Telecommunications Equipment--0.3%
A2                400    Lucent Technologies, Inc.,
                           Deb.
                           6.45%, 3/15/29
389,140
------------------------------------------------------------
Utilities--1.0%
A2                300    Hydro Quebec, Deb.
                           (Canada)
                           7.50%, 4/1/16
327,312
A2              1,000    Southern California Edison
                           Co., Note
                           6.50%, 6/1/01
1,018,100
                                                      ------
------

1,345,412
                         Total corporate bonds
                           (cost $22,059,442)
21,997,743
                                                      ------
------
------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--4.3%
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
Aaa               400    First Union-Lehman
                           Brothers Bank, Ser. 1998
                           6.56%, 11/18/08
405,091
Aaa               500    LB Commercial Conduit
                           Mortgage Trust, Ser. C,
                           Class A
                           6.48%, 1/18/08
503,486
                                                      ------
------
                         Total collateralized
                           mortgage obligations
                           (cost $916,573)
908,577
                                                      ------
------
------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS--
1.3%
                         Federal National Mortgage Assoc.,
                  785    8.50%, 10/1/24
823,728
                  449    9.50%, 7/1/25
479,484
                  470    8.50%, 2/1/28
493,978
                                                      ------
------
                         Total U.S. government
                           agency mortgage
                           pass-through obligations
                           (cost $1,790,588)
1,797,190
                                                      ------
------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------

           Principal
Moody's    Amount
Rating     (000)        Description           Value (Note 1)
------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.3%
                         United States Treasury
                           Bond,
             $    550    7.875%, 2/15/21              $
680,883
                         United States Treasury
                           Notes,
                1,950    7.50%, 2/15/05
2,161,751
                  275    6.50%, 8/15/05
291,585
                                                      ------
------
                         Total U.S. government
                           obligations
                           (cost $3,141,371)
3,134,219
                                                      ------
------
                         Total U.S. government
                           securities
                           (cost $5,848,532)
5,839,986
                                                      ------
------
                         Total debt obligations
                           (cost $27,907,974)
27,837,729
                                                      ------
------
                         Total long-term
                           investments
                           (cost $84,591,816)
93,358,677
                                                      ------
------
------------------------------------------------------------
SHORT-TERM INVESTMENTS--43.4%
------------------------------------------------------------
COMMERCIAL PAPER--11.3%
                         General Electric Capital
                           Corp.,
P-1             4,000    5.12%, 4/1/99
4,000,000
                         GTE Funding, Inc.,
P-1             3,000    5.00%, 4/7/99
2,997,500
                         Salomon Smith Barney
                           Holdings, Inc.,
P-1             3,000    4.89%, 4/8/99
2,997,147
                         Societe Generale Cayman,
NR              1,426    5.125%, 4/1/99
1,426,000
                         Windmill Funding Corp.,
P-1             3,993    4.88%, 4/19/99
3,983,257
                                                      ------
------
                         Total commercial paper
                           (cost $15,403,904)
15,403,904
                                                      ------
------
------------------------------------------------------------
CORPORATE BONDS--0.3%
------------------------------------------------------------
Health Care Services
A2                365    American Home Products
                           Corp., Note
                           7.70%, 2/15/00
                           (cost $370,888)
372,614
                                                      ------
------
U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS--
10.8%
             $  2,500(c) 7.50%, 12/1/99               $
2,568,750
                5,500(c) 6.50%, 12/1/99
5,474,205
                3,500(c) 7.00%, 12/1/99
3,548,125
                2,000(c) 6.50%, 12/1/99
2,018,120
                         Government National
                           Mortgage Assoc.,
                1,000(c) 8.00%, 12/15/99
1,041,870
                                                      ------
------
                         Total U.S. government
                           agency mortgage
                           pass-through obligations
                           (cost $14,631,719)
14,651,070
                                                      ------
------
------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.7%
                         United States Treasury
                           Bills,
                1,000(b) Zero Coupon, 6/17/99
                           (cost $990,590)
990,632
                                                      ------
------
------------------------------------------------------------
REPURCHASE AGREEMENT--20.3%
               27,714    Joint Repurchase Agreement
                           Account
                           4.911%, 4/1/99
                           (cost $27,714,000; Note
                           5)
27,714,000
                                                      ------
------
                         Total short-term
                           investments
                           (cost $59,111,101)
59,132,220
                                                      ------
------
------------------------------------------------------------
Total Investments--111.9%
                         (cost $143,702,917; Note
                           4)
152,490,897
                         Liabilities in excess of
                           other
                           assets--(11.9%)
(16,220,503)
                                                      ------
------
                         Net Assets--100%
$136,270,394
                                                      ------
------
                                                      ------
------

---------------
(a) Non-income producing security.
(b) All or partial amount of security is segregated as
collateral for financial
    futures transactions. Aggregate market value of $990,632
segregated at
    3/31/99
(c) Mortgage dollar roll, see Note 1.
MTN--Medium Term Note.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current SAI contains a description of Moody's and
Standard & Poor's
ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Statement of Assets and Liabilities (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999

--------------
Investments, at value (cost
$143,702,917)...............................................
 ...................      $ 124,776,897
Repurchase
Agreement...................................................
 ....................................         27,714,000
Receivable for investments
sold........................................................
 ....................         14,740,578
Dividends and interest
receivable..................................................
 ........................            517,775
Receivable for Fund shares
sold........................................................
 ....................            314,518
Deferred
expenses....................................................
 ......................................              2,326

--------------
    Total
assets......................................................
 .....................................        168,066,094

--------------
Liabilities
Bank
overdraft...................................................
 ..........................................
1,432,293
Payable for investments
purchased...................................................
 .......................         29,447,674
Payable for Fund shares
reacquired..................................................
 .......................            634,510
Due to broker-variation
margin......................................................
 .......................            149,294
Management fee
payable.....................................................
 ................................             74,311
Accrued
expenses....................................................
 .......................................             50,166
Distribution fee
payable.....................................................
 ..............................              7,452

--------------
    Total
liabilities.................................................
 .....................................         31,795,700

--------------
Net
Assets......................................................
 ...........................................      $
136,270,394

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................      $      10,318
   Paid-in capital in excess of
par.........................................................
 ...............        115,548,090

--------------

115,558,408
   Undistributed net investment
income......................................................
 ...............          1,418,108
   Accumulated net realized gain on
investments.................................................
 ...........         10,400,791
   Net unrealized appreciation on
investments.................................................
 .............          8,893,087

--------------
Net assets, March 31,
1999........................................................
 .........................      $ 136,270,394

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($7,167,303 / 542,528 shares of common stock issued
and outstanding).................................
$13.21
   Maximum sales charge (5% of offering
price)......................................................
 .......                .70
   Maximum offering price to
public......................................................
 ..................             $13.91
Class B:
   Net asset value, offering price and redemption price per
share
      ($7,021,744 / 532,644 shares of common stock issued
and outstanding).................................
$13.18
Class C:
   Net asset value and redemption price per share
      ($664,620 / 50,415 shares of common stock issued and
outstanding)....................................
$13.18
   Maximum sales charge (1% of offering
price)......................................................
 .......                .13
   Maximum offering price to
public......................................................
 ..................             $13.31
Class Z:
   Net asset value, offering price and redemption price per
share
      ($121,416,727 / 9,193,136 shares of common stock
issued and outstanding).............................
$13.21

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL ACTIVE BALANCED FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                    Six
Months
                                                      Ended
Net Investment Income                             March 31,
1999
Income
   Interest....................................    $
2,108,844
   Dividends (net of foreign withholding taxes
      of $107).................................
467,512
                                                  ----------
----
    Total income...............................
2,576,356
                                                  ----------
----
Expenses
   Management fee..............................
469,560
   Distribution fee--Class A...................
5,626
   Distribution fee--Class B...................
22,891
   Distribution fee--Class C...................
2,490
   Transfer agent's fees and expenses..........
140,000
   Registration fees...........................
64,000
   Reports to shareholders.....................
62,000
   Custodian's fees and expenses...............
50,000
   Legal fees and expenses.....................
12,000
   Audit fee and expenses......................
10,000
   Directors' fees.............................
3,000
   Miscellaneous...............................
1,028
                                                  ----------
----
    Total expenses.............................
842,595
                                                  ----------
----
Net investment income..........................
1,733,761
                                                  ----------
----
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on:
   Investment transactions.....................
4,514,816
   Financial futures contracts.................
4,316,544
                                                  ----------
----

8,831,360
Net change in unrealized appreciation (depreciation) on:
   Investments.................................
12,929,959
   Financial futures contracts.................
(609,128)
                                                  ----------
----

12,320,831
Net gain on investments........................
21,152,191
                                                  ----------
----
Net Increase in Net Assets
Resulting from Operations......................    $
22,885,952
                                                  ----------
----
                                                  ----------
----

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL ACTIVE BALANCED FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                    Six Months
                                       Ended         Year
Ended
Increase (Decrease)                  March 31,
September 30,
in Net Assets                          1999             1998
Operations
   Net investment income.........  $   1,733,761    $
5,391,746
   Net realized gain on
      investments................      8,831,360
26,438,362
   Net change in unrealized
      appreciation (depreciation)
      on investments.............     12,320,831
(28,216,192)
                                   -------------    --------
-----
   Net increase in net assets
      resulting from
      operations.................     22,885,952
3,613,916
                                   -------------    --------
-----
Dividends and distributions (Note
   1)
   Dividends to shareholders from
      net investment income
      Class A....................        (74,318)
(24,889)
      Class B....................        (52,406)
(4,933)
      Class C....................         (4,693)
(273)
      Class Z....................     (4,048,216)
(4,664,569)
                                   -------------    --------
-----
                                      (4,179,633)
(4,694,664)
                                   -------------    --------
-----
   Distributions to shareholders
      from net realized gains
      Class A....................       (438,657)
(82,174)
      Class B....................       (480,842)
(24,906)
      Class C....................        (43,068)
(1,378)
      Class Z....................    (21,035,473)
(13,860,433)
                                   -------------    --------
-----
                                     (21,998,040)
(13,968,891)
                                   -------------    --------
-----
Fund share transactions (net of
   share conversion) (Note 6)
   Net proceeds from shares
      sold.......................     40,278,946
105,305,809
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions..........     26,171,714
18,663,277
   Cost of shares reacquired.....    (95,266,412)
(100,421,933)
                                   -------------    --------
-----
   Net increase (decrease) in net
      assets from Fund share
      transactions...............    (28,815,752)
23,547,153
                                   -------------    --------
-----
Total increase (decrease)........    (32,107,473)
8,497,514
Net Assets
Beginning of period..............    168,377,867
159,880,353
                                   -------------    --------
-----
End of period(a).................  $ 136,270,394    $
168,377,867
                                   -------------    --------
-----
                                   -------------    --------
-----
---------------
(a) Includes undistributed net
    investment income of.........  $   1,418,108    $
3,863,980
                                   -------------    --------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------
The Prudential Active Balanced Fund (the 'Fund') is a separately managed series of The Prudential Investment Portfolios, Inc. (the 'Series'), formerly
Prudential Jennison Series Fund, Inc. (the 'Jennison Fund'). The Jennison Fund was incorporated in Maryland on August 10, 1995 and is registered under the
Investment Company Act of 1940 as a diversified, open-end, management investment company.

The Company had no operations until July 7, 1992 when 10,000 shares of beneficial interest of the Company were sold for $100,000 to Prudential
Institutional Fund Management, Inc. Investment operations of the Portfolio commenced on January 4, 1993

The Fund's investment objective is to seek income and long-
term growth of
capital by investing in a portfolio of equity, fixed-income
and money market
securities, which is actively managed to capitalize on
opportunities created by
perceived misvaluation.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange or system on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value or, using a methodology developed by an independent pricing agent, which is, in the judgement of the Manager and Subadviser, able to produce prices which are representative of market value.

Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless the Board of
Directors determines that such variation does not represent fair value.

All securities are valued as of 4:15 p.m., New York time.

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt securities or commodities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security or commodity.
Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures.

The Fund invests in financial futures contracts in order to
hedge their existing
portfolio securities or securities the Fund intends to
purchase against
fluctuations in value caused by changes in prevailing
interest rates or market
conditions. Should interest rates move unexpectedly, the
Fund may not achieve
the anticipated benefits of the financial futures contracts
and may realize a
loss. The use of futures transactions involves the risk of
------------------------------------------------------------
--------------------
                                       12

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------
imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain or loss and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the
Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income.
The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations in respect of dollar rolls.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends and distributions of the Fund are declared in cash and automatically reinvested in additional shares of the Fund.
The Fund will declare and distribute its net investment income and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income to its shareholders.
Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the service of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .65 of 1% of the Fund's average daily net assets.

The Fund has a distribution agreement with Prudential
Investmenmt Management
Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B,
Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensated PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended
March 31, 1999.

PIMS has advised the Fund that it received approximately
$21,000 in front-end
sales charges resulting from sales of Class A shares and after November 2, 1998
Class C shares during the six months ended March 31, 1999.
From these fees, PIMS
paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended
March 31, 1999, it
received approximately $49,900 and $30 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIC, PIFM and PIMS are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
------------------------------------------------------------
--------------------
                                       13

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------
As of March 11, 1999, the Fund, along with other affiliated
registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
('SCA') with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility, which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 9,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
agreements are to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended March 31, 1999,
the Fund incurred fees of approximately $134,600 for the
services of PMFS. As of
March 31, 1999, approximately $15,700 of such fees were due
to PMFS. Transfer
agent fees and expenses in the Statement of Operations also
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities of the Fund, other than short-term investments, for the six months ended March 31, 1999 were $143,583,192 and
$189,765,713, respectively, which includes purchases and sales of U.S.
government obligations of $11,230,781 and $12,934,273, respectively.

The average balance of dollar rolls outstanding during the six months ended
March 31, 1999 was approximately $1,723,100. The amount of dollar rolls outstanding at March 31, 1999 was $14,686,016 (principal
$14,500,000), which was
8.7% of total assets.

The cost basis of investments for federal income tax purposes as of March 31,
1999 was $143,805,156 and accordingly, net unrealized depreciation of investments for federal income tax purposes was $8,661,874
(gross unrealized
appreciation--$11,837,254, gross unrealized depreciation--
$3,175,380).

During the six months ended March 31, 1999, the Fund entered into financial futures contracts. Details of open contracts at March 31, 1999 are as follows:

                                                    Value at
Value at         Unrealized
 Number of                          Expiration      March
31,         Trade        Appreciation/
 Contracts           Type              Date           1999
Date         (Depreciation)
-----------    ----------------    ------------    ---------
--     -----------     --------------
Long Position:
4              S&P 500               June 99       $
5,173,200     $ 5,132,688        $ 40,512
59             U.S. T-Bond           June 99
7,113,188       7,105,000           8,188
132            U.S. T-Bond           June 99
14,709,750      14,653,344          56,406

-------

$105,106

-------

-------

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. At March 31, 1999, the Fund had a 5.0% undivided interest in repurchase agreements in the joint account. The undivided interest for the Fund represented $27,714,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefore was as follows:

Bear, Stearns & Co., Inc., 4.92%, in the principal amount of
$170,000,000,
repurchase price $170,023,233, due 4/1/99. The value of the collateral including accrued interest was $174,282,442.

Salomon Smith Barney, Inc., 4.90%, in the principal amount of $170,000,000, repurchase price $170,023,139, due 4/1/99. The value of the collateral including accrued interest was $174,947,170.

Morgan Stanley Dean Witter, 4.90%, in the principal amount of $170,000,000, repurchase price $170,023,139, due 4/1/99. The value of the collateral including accrued interest was $173,474,773.

Warburg Dillon Read LLC, 4.97%, in the principal amount of
$44,773,000,
repurchase price $44,779,181, due 4/1/99. The value of the
collateral including
accrued interest was $45,668,747.
------------------------------------------------------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B
shares are sold with a
contingent deferred sales charge which declines from 5% to
zero depending on the
period of time the shares are held. Prior to November 2,
1998, Class C shares
were sold with a contingent deferred sales charge of 1%
during the first year.
Effective November 2, 1998, Class
------------------------------------------------------------
--------------------
                                       14

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements (Unaudited)
                                     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------
C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 3 billion shares of $.001 par value common stock authorized which are divided into three Series, each of which offers four classes, designated Class
A, Class B, Class C and Class Z, each of which consists of
250 million
authorized shares.

Transactions in shares of common stocks were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended March 31, 1999:
Shares sold........................      400,034    $
5,264,099
Shares issued in reinvestment of
  dividends and distributions......       41,285
510,288
Shares reacquired..................     (141,180)
(1,879,038)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      300,139
3,895,349
Shares issued upon conversion
  from Class B.....................          225
2,972
                                      ----------    --------
----
Net increase in shares
  outstanding......................      300,364    $
3,898,321
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      324,143    $
4,450,999
Shares issued in reinvestment of
  dividends and distributions......        8,312
107,053
Shares reacquired..................     (159,004)
(2,196,936)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      173,451    $
2,361,116
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Six months ended March 31, 1999:
Shares sold........................      285,173    $
3,747,938
Shares issued in reinvestment of
  dividends and distributions......       41,784
516,862
Shares reacquired..................      (23,864)
(309,791)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      303,093
3,955,009
Shares reacquired upon conversion
  into
  Class A..........................         (225)
(2,972)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      302,868    $
3,952,037
                                      ----------    --------
----
                                      ----------    --------
----
Class B                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      224,444    $
3,091,278
Shares issued in reinvestment of
  dividends and distributions......        2,309
29,757
Shares reacquired..................      (11,806)
(161,521)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      214,947    $
2,959,514
                                      ----------    --------
----
                                      ----------    --------
----
Class C
-----------------------------------
Six months ended March 31, 1999:
Shares sold........................       48,683    $
628,350
Shares issued in reinvestment of
  dividends and distributions......        3,860
47,750
Shares reacquired..................      (23,598)
(306,619)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       28,945    $
369,481
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1998:
Shares sold........................       22,836    $
314,699
Shares issued in reinvestment of
  dividends and distributions......          127
1,642
Shares reacquired..................       (1,859)
(25,489)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       21,104    $
290,852
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
-----------------------------------
Six months ended March 31, 1999:
Shares sold........................    2,338,927    $
30,638,559
Shares issued in reinvestment of
  dividends and distributions......    2,032,131
25,096,814
Shares reacquired..................   (7,331,804)
(92,770,964)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (2,960,746)
$(37,035,591)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1998:
Shares sold........................    6,947,226    $
97,448,833
Shares issued in reinvestment of
  dividends and distributions......    1,437,147
18,524,825
Shares reacquired..................   (7,211,135)
(98,037,987)
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,173,238    $
17,935,671
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       15

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Financial Highlights (Unaudited)     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------

Class A                                   Class B
                                      ----------------------
------------------------     ----------------------------

November 7,
                                      Six Months
1996(a)        Six Months
                                        Ended         Year
Ended          Through          Ended         Year Ended
                                      March 31,
September 30,     September 30,     March 31,      September
30,
                                         1999
1998              1997             1999            1998
                                      ----------     -------
------     -------------     ----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period.........................      $13.29          $
14.41           $ 13.40          $13.22          $ 14.34
                                         -----            --
---             -----           -----            -----
Income from investment operations:
Net investment income.............         .17
 .44               .21(b)          .10              .27
Net realized and unrealized gain
   (loss) on investment
   transactions...................        1.79
(.20)             1.97            1.79             (.14)
                                         -----            --
---             -----           -----            -----
   Total from investment
      operations..................        1.96
 .24              2.18            1.89              .13
                                         -----            --
---             -----           -----            -----
Less distributions:
Dividends from net investment
   income.........................        (.30)
(.32)             (.39)           (.19)            (.21)
Distributions from net realized
   gains..........................       (1.74)
(1.04)             (.78)          (1.74)           (1.04)
                                         -----            --
---             -----           -----            -----
   Total distributions............       (2.04)
(1.36)            (1.17)          (1.93)           (1.25)
                                         -----            --
---             -----           -----            -----
Net asset value, end of period....      $13.21          $
13.29           $ 14.41          $13.18          $ 13.22
                                         -----            --
---             -----           -----            -----
                                         -----            --
---             -----           -----            -----
TOTAL RETURN(d)...................       15.72%
1.93%            17.48%          15.21%            1.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...      $7,167          $
3,218           $   990          $7,022          $ 3,038
Average net assets (000)..........      $4,513          $
2,090           $   100          $4,591          $ 1,285
Ratios to average net assets:
   Expenses, including
      distribution fees...........        1.37%(c)
1.28%             1.31%(c)        2.12%(c)         2.03%
   Expenses, excluding
      distribution fees...........        1.12%(c)
1.03%             1.06%(c)        1.12%(c)         1.03%
   Net investment income..........        2.19%(c)
2.72%             2.69%(c)        1.43%(c)         1.95%
   Portfolio turnover rate........         119%
256%               50%            119%             256%

                                     November 7,
                                       1996(a)
                                       Through
                                    September 30,
                                        1997
                                    -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period.........................     $ 13.40
                                         -----
Income from investment operations:
Net investment income.............         .19(b)
Net realized and unrealized gain
   (loss) on investment
   transactions...................        1.92
                                         -----
   Total from investment
      operations..................        2.11
                                         -----
Less distributions:
Dividends from net investment
   income.........................        (.39)
Distributions from net realized
   gains..........................        (.78)
                                         -----
   Total distributions............       (1.17)
                                         -----
Net asset value, end of period....     $ 14.34
                                         -----
                                         -----
TOTAL RETURN(d)...................       16.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...     $   213
Average net assets (000)..........     $    71
Ratios to average net assets:
   Expenses, including
      distribution fees...........        2.06%(c)
   Expenses, excluding
      distribution fees...........        1.06%(c)
   Net investment income..........        1.94%(c)
   Portfolio turnover rate........          50%

---------------
(a) Commencement of offering of Class A and B shares.
(b) Calculated based upon weighted average shares
outstanding during the year.
(c) Annualized.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Financial Highlights (Unaudited)     PRUDENTIAL ACTIVE
BALANCED FUND
------------------------------------------------------------
--------------------

Class C                                       Class Z
                                      ----------------------
------------------------     -------------------------------
-----

November 7,
                                      Six Months
1996(e)        Six Months     Year Ended September
                                        Ended         Year
Ended          Through          Ended                 30,
                                      March 31,
September 30,     September 30,     March 31,      ---------
------------
                                         1999
1998              1997             1999          1998
1997
                                      ----------     -------
------     -------------     ----------     --------     ---
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period.........................      $13.22          $
14.34           $ 13.40         $  13.32      $  14.45     $
13.01
                                         -----            --
---             -----        ----------     --------     ---
-----
Income from investment operations:
Net investment income.............         .11
 .48               .13(b)           .17           .38
 .39(b)
Net realized and unrealized gain
   (loss) on investment
   transactions...................        1.78
(.35)             1.98             1.80          (.12)
2.22
                                         -----            --
---             -----        ----------     --------     ---
-----
   Total from investment
      operations..................        1.89
 .13              2.11             1.97           .26
2.61
                                         -----            --
---             -----        ----------     --------     ---
-----
Less distributions:
Dividends from net investment
   income.........................        (.19)
(.21)             (.39)            (.34)         (.35)
(.39)
Distributions from net realized
   gains..........................       (1.74)
(1.04)             (.78)           (1.74)        (1.04)
(.78)
                                         -----            --
---             -----        ----------     --------     ---
-----
   Total distributions............       (1.93)
(1.25)            (1.17)           (2.08)        (1.39)
(1.17)
                                         -----            --
---             -----        ----------     --------     ---
-----
Net asset value, end of period....      $13.18          $
13.22           $ 14.34         $  13.21      $  13.32     $
14.45
                                         -----            --
---             -----        ----------     --------     ---
-----
                                         -----            --
---             -----        ----------     --------     ---
-----
TOTAL RETURN(d)...................       15.21%
1.10%            16.91%           15.80%         2.12%
21.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...      $  664          $
284           $     5         $121,417      $161,838
$158,672
Average net assets (000)..........      $  499          $
118           $     1         $135,274      $177,443
$154,199
Ratios to average net assets:
   Expenses, including
      distribution fees...........        2.12%(c)
2.03%             2.06%(c)         1.12%(c)      1.03%
1.06%
   Expenses, excluding
      distribution fees...........        1.12%(c)
1.03%             1.06%(c)         1.12%(c)      1.03%
1.06%
   Net investment income..........        1.39%(c)
2.04%             1.94%(c)         2.44%(c)      2.99%
2.94%
   Portfolio turnover rate........         119%
256%               50%             119%          256%
50%

                                      1996         1995
1994
                                    --------     --------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period.........................  $  12.46     $  10.92
$ 11.05
                                    --------     --------
-------
Income from investment operations:
Net investment income.............       .29(a)       .33(a)
 .24(a)
Net realized and unrealized gain
   (loss) on investment
   transactions...................       .81         1.54
(.12)
                                    --------     --------
-------
   Total from investment
      operations..................      1.10         1.87
 .12
                                    --------     --------
-------
Less distributions:
Dividends from net investment
   income.........................      (.37)        (.29)
(.14)
Distributions from net realized
   gains..........................      (.18)        (.04)
(.11)
                                    --------     --------
-------
   Total distributions............      (.55)        (.33)
(.25)
                                    --------     --------
-------
Net asset value, end of period....  $  13.01     $  12.46
$ 10.92
                                    --------     --------
-------
                                    --------     --------
-------
TOTAL RETURN(d)...................      9.11%       17.66%
1.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...  $153,588     $133,352
$81,176
Average net assets (000)..........  $142,026     $104,821
$58,992
Ratios to average net assets:
   Expenses, including
      distribution fees...........      1.00%(a)
1.00%(a)    1.00(a)
   Expenses, excluding
      distribution fees...........      1.00%(a)
1.00%(a)    1.00(a)
   Net investment income..........      3.09%(a)
3.53%(a)    3.06(a)
   Portfolio turnover rate........        51%          30%
40%

---------------
(a) Net of expense subsidy.
(b) Calculated based upon weighted average shares
outstanding during the year.
(c) Annualized.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized. Total return includes the effect of expense
subsidies where
    applicable.
(e) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

Getting The Most From Your Prudential Mutual Fund
Some mutual fund shareholders won't ever read this--they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand.
So when most
people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance--it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period.
Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports onsuccessful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it-- through dividends and distributions--and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for
10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund --the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

  BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

74437E883
74437E875       MF185E2
74437E867
74437E859


(ICON)

Prudential
Jennison
Growth
Fund

SEMI
ANNUAL
REPORT
March 31, 1999

(LOGO)

Prudential Jennison Growth Fund
A Series of The Prudential Investment Portfolios, Inc.

Performance At A Glance
The six months ended March 31, 1999 included a stock market rebound from the steep drop in the summer of 1998 that had been triggered by concerns about the global economy. The rebound was concentrated in stocks of a small number of growth companies that had suffered particularly in the summer panic. Our portfolio included several of these, so we finished our reporting period a substantial 15 percentage points ahead of the very high Lipper six-month average. It was an extraordinary return for a half year.

Cumulative Total Returns1                   As of 3/31/99
              Six       One       Five         Since
             Months     Year      Years      Inception2
Class A      43.72%    32.78%      N/A        127.87%
Class B      43.24     31.84       N/A        122.25
Class C      43.24     31.84       N/A        122.25
Class Z      44.01     33.19      224.64%     284.07
Lipper Growth
Fund Avg.3   28.23     13.56      158.00       ***

Average Annual Total Returns1                       As of
3/31/99
              One     Five      Since
              Year    Years   Inception2
Class A      26.14%    N/A      25.43%
Class B      26.84     N/A      26.07
Class C      29.53     N/A      26.03
Class Z      33.19    26.56%    23.41

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for
Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class
C shares are subject to a front-end sales charge of 1%, and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1%
CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, and C, 11/2/95. Class Z,
4/15/96. On
9/20/96, The Prudential Institutional Fund - Growth Stock
Fund merged
into the Prudential Jennison Growth Fund, Class Z shares.
Performance
prior to 9/20/96 is for the Growth Stock Fund, which had an inception date of 11/5/92.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the Growth
Fund category.

*** Lipper Since Inception returns are 99.56% for Class A,
B, and C;
and 196.49% for Class Z based on all funds in each share class.

How Investments Compared
(As of 3/31/99)
(GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different-we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Managers' Report               Spiros Segalas,
James Kanry,
                                          & Kathleen
McCarragher--
                                            Fund Managers

Investment Goals and Style
The Prudential Jennison Growth Fund seeks to achieve long-term growth of capital primarily through investment in stocks of medium and large companies (generally those with a total market value of at least $1billion) that we believe have above-average prospects for growth. The Fund may also invest in stocks of foreign companies, investment-grade bonds, and securities issued or backed by the U.S. government and its agencies, such as mortgage-backed securities. There can be no assurance that the Fund will achieve its investment objective.

David Poiesz resigned, and a new team of portfolio managers assumed control of the Fund on February 26. They are Spiros Segalas, one of Jennison's founders with 39 years of investment experience, James Kanry and Kathleen McCarragher. Jennison Associates, founded in 1969, is a Prudential subsidiary (since 1985) specializing in growth stock investing. The firm's growth equity portfolio managers meet regularly with the team of research analysts a nd jointly determine target positions in many growth stocks. These targets constrain the variation among the different Jennison-managed portfolios.
Consequently, we expect little impact on the Fund or its performance from our recent change of portfolio managers.

Performance Review
Financials bounced back
The Prudential Jennison Growth Fund typically limits its holdings to about
60 companies. (We had 61 on March 31, 1999.) Our portfolio tends to be more volatile than the overall market. When price movements of holdings are very large, as they were for Charles Schwab (up 266%), Morgan
Stanley Dean Witter
(up 133%), and Chase Manhattan (up 91%), the impact can be dramatic. These three stocks alone accounted for 7% of our as sets on March 31, 1999.During the financial crises of the summer of 1998, financial stocks were hit hard by investors who feared exposure to emerging markets, to other financial institutions that were themselves vulnerable to emerging markets, or to an economic slowdown. As confidence in the global economy returned, financials recovered from these depressed levels. Companies that profit from greater stock market activity, such as Charles Schwab, also did well as the pace of investment recovered. Financial services stocks make up about 19% of our portfolio.

Our technology focus paid off
About a third of our holdings are in technology stocks, which we believe are driving the current cycle of economic growth. Telecommunications and Internet-related stocks performed particularly well during our reporting period. Our largest holding is MCI WorldCom (up 81%), a long distance and cable service company. We also chalked up large returns from Microsoft (63%),
Cisco Systems (77%), Texas Instruments (88%), and
Qwest Communications International (130%). CBS, although a media company, also benefited from the Internet craze because Internet companies have been advertising heavily on radio, television, and billboards.

But the sector is volatile
We bought 3Com (down 50%), which makes computer networking equipment, early in our reporting period, then reduced our position as we suspected that their earnings would not meet our original expectations. We still held some when they announced an earnings shortfall;

Portfolio Composition
Expressed as a percentage of net assets
as of 3/31/99
Technology                      32%
Consumer Staples                19
Financial Services              19
Healthcare                      14
Intermediate Goods & Services   12
Capital Spending                 3
Cash & Equivalents               1
the subsequent sharp decline in its stock price reduced our return.
A few other technology stocks disappointed us. It is important to realize that high potential returns in the technology sector are normally accompanied by widely varying returns. We benefit not from being able to avoid all losing stocks, but from the frequency of winners, the size of their gains, and our ability to limit losses.

Looking Ahead
Large-cap growth stocks
still in favor
Recently, cyclical stocks have outperformed growth stocks, due in part to profit taking after six months of great performance by growth stocks, and in part to the notion that world growth is accelerating, which would lead to inflationary pressures. Bond yields have risen, also reflecting these concerns. We believe that stronger, non-inflationary growth will gradually extend to other areas of the globe. At the same time, we think the current rate of real growth in the United States will slow modestly. We think earnings for the S&P 500 will rise 10% this year and that our portfolio will grow at two to three times that rate. Furthermore, any pressure on growth stocks should be short term: we are still in a disinflationary environment. Manufacturers have excess capacity, operating rates are not high, raw materials are in excess supply, and technology continues to reduce costs and increase productive capacity. In short, producers lack pricing power. This is an environment that favors large-cap growth companies with good earnings prospects.

Five Largest Holdings
Expressed as a percentage of net assets
as of 3/31/99

MCI WorldCom, Inc.           4.4%
Telecommunications

Microsoft Corp.              3.9
EDP Software & Services

Citigroup, Inc.              3.4
Banks & Financial Services

Cisco Systems, Inc.          3.2
Networking

General Electric Co.         3.0
Diversified Operations

A Message to Our Shareholders                          May
19, 1999
(PHOTO)

Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive-out of proportion to their earnings expectations.
As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles-value and growth-typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market
winners, investors
should have a well-diversified asset allocation strategy in
place and keep
to it. It is also a good practice to rebalance your
holdings,
when necessary, to keep your asset allocation consistent
with your
long-term objectives and risk tolerance. A properly
diversified
portfolio of value-and growth-oriented equity funds, bond
funds,
and money market funds could help you weather inevitable
market
turbulence and receive more consistent returns over
time. Prudential offers a wide range of mutual funds to
help our shareholders diversify. We have also designed
several balanced
and diversified funds to allow one-decision diversification
 .
Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--98.3%
COMMON STOCKS--98.3%
------------------------------------------------------------
Banks & Financial Services--14.2%
1,207,300    Associates First Capital Corp.      $
54,328,500
1,476,200    Chase Manhattan Corp.
120,033,512
2,124,750    Citigroup, Inc.
135,718,406
2,420,975    MBNA Corp.
57,800,778
 907,490     Morgan Stanley Dean Witter
90,692,282
 653,950     Schwab (Charles) Corp.
62,860,944
1,146,500    Washington Mutual, Inc.
46,863,188
                                                 -----------
---

568,297,610
------------------------------------------------------------
Business Services--3.4%
 900,500     Omnicom Group, Inc.
71,983,719
1,171,500    Xerox Corp.
62,528,812
                                                 -----------
---

134,512,531
------------------------------------------------------------
Computer Systems/Peripherals--5.9%
1,485,000    Dell Computer Corp.(a)
60,699,375
 160,100     EMC Corp.(a)
20,452,775
 825,400     Hewlett-Packard Co.
55,972,437
 565,900     International Business Machines
                Corp.
100,305,775
                                                 -----------
---

237,430,362
------------------------------------------------------------
Diversified Operations--3.0%
1,090,500    General Electric Co.
120,636,563
------------------------------------------------------------
EDP Software & Services--8.9%
 219,100     America Online, Inc.
31,988,600
1,422,800    Cadence Design Systems, Inc.(a)
36,637,100
 501,700     Intuit, Inc.(a)
51,047,975
1,732,600    Microsoft Corp.(a)
155,284,275
1,711,750    Oracle Systems Corp.(a)
45,147,406
1,310,000    Rational Software Corp.(a)
35,124,375
                                                 -----------
---

355,229,731
Electronic Components--6.1%
 666,800     Altera Corp.                        $
39,674,600
 844,300     Intel Corp.
100,577,237
1,055,200    Texas Instruments, Inc.
104,728,600
                                                 -----------
---

244,980,437
------------------------------------------------------------
Health Care Services--1.0%
 598,868     Mckesson Hboc, Inc.
39,525,288
------------------------------------------------------------
Hotels--0.8%
 891,100     Promus Hotel Corp.(a)
32,413,763
------------------------------------------------------------
Household & Personal Care Products--1.9%
 421,600     Estee Lauder Co., Inc.
39,841,200
 642,500     Gillette Co.
38,188,594
                                                 -----------
---

78,029,794
------------------------------------------------------------
Industrial Technology/Instruments--4.1%
1,264,200    Applied Materials, Inc.(a)
77,985,337
 788,400     KLA Tencor Corp.(a)
38,286,675
1,070,200    Symbol Technologies, Inc.
48,159,000
                                                 -----------
---

164,431,012
------------------------------------------------------------
Insurance--4.4%
1,703,400    ACE, Ltd.
53,124,787
 675,700     American International Group,
                Inc.
81,506,312
1,052,666    Mutual Risk Management, Ltd.
40,264,475
                                                 -----------
---

174,895,574

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Portfolio of Investments as of March 31, 1999 (Unaudited)
                                     PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Media--5.7%
2,851,900    CBS Corp.                           $
116,749,656
1,195,800    Clear Channel Communications,
                Inc.(a)
80,193,338
1,253,600    Infinity Broadcasting Corp.
32,280,200
                                                 -----------
---

229,223,194
------------------------------------------------------------
Networking--4.5%
 326,000     3Com Corp.(a)
7,599,875
 246,400     Ascend Communications, Inc.(a)
20,620,600
1,174,450    Cisco Systems, Inc.(a)
128,675,678
 326,400     Equant N V (ADR) (Netherlands)
24,561,600
                                                 -----------
---

181,457,753
------------------------------------------------------------
Pharmaceuticals--12.5%
1,335,500    American Home Products Corp.
87,141,375
 648,900     Eli Lilly & Co.
55,075,387
 918,100     Merck & Co., Inc.
73,620,144
 496,800     Pfizer, Inc.
68,931,000
 645,300     Pharmacia & Upjohn, Inc.
40,250,587
1,718,400    Schering Plough Corp.
95,049,000
1,214,500    Warner-Lambert Co.
80,384,719
                                                 -----------
---

500,425,212
------------------------------------------------------------
Restaurants--2.1%
1,900,400    McDonald's Corp.
86,111,875
------------------------------------------------------------
Retail--9.7%
 481,712     Abercrombie & Fitch Co.(a)
44,317,504
 742,500     CVS Corp.
35,268,750
 923,025     Gap, Inc.
62,131,120
1,498,300    Home Depot, Inc.
93,269,175
1,010,100    Kohl's Corp.(a)
71,590,838
1,792,250    Staples, Inc.(a)
58,920,219
 240,400     Wal-Mart Stores, Inc.
22,161,875
                                                 -----------
---

387,659,481
------------------------------------------------------------
Telecommunications--8.3%
 707,100     AirTouch Communications, Inc.(a)
68,323,538
 315,000     Level 3 Communications, Inc.
22,935,938
1,998,600    MCI WorldCom, Inc.                  $
177,001,012
 916,200     Qwest Communications
                International, Inc.(a)
66,052,294
                                                 -----------
---

334,312,782
------------------------------------------------------------
Telecommunications Equipment--1.8%
 330,800     Nokia Corp. (ADR)(Finland)
51,522,100
 229,600     Tellabs, Inc.(a)
22,443,400
                                                 -----------
---

73,965,500
                                                 -----------
---
             Total long-term investments
                (cost $2,742,217,637)
3,943,565,462
                                                 -----------
---

              Principal
Moody's       Amount
Rating        (000)
SHORT-TERM INVESTMENTS--1.8%
Commercial Paper--1.1%
P-1            $ 43,787    Ford Motor Credit Co.,
                             4.71%, 4/1/99
                             (cost $43,787,000)
43,787,000
------------------------------------------------------------
U.S. Government Securities--0.7%
                 30,000    United States Treasury
                             Bills,
                             4.53%, 4/1/99
                             (cost $29,988,659)
29,988,659
                                                       -----
---------
                           Total short-term
                             investments
                             (cost $73,775,659)
73,775,659
                                                       -----
---------
------------------------------------------------------------
Total Investments--100.1%
                           (cost $2,815,993,296;
                             Note 4)
4,017,341,121
                           Liabilities in excess of
                             other assets--(0.1%)
(5,477,341)
                                                       -----
---------
                           Net Assets--100%
$4,011,863,780
                                                       -----
---------
                                                       -----
---------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Statement of Assets and Liabilities (Unaudited)
                                     PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

Assets
March 31, 1999

--------------
Investments, at value (cost
$2,815,993,296).............................................
 ...................      $4,017,341,121
Cash........................................................
 ...............................................
182,998
Receivable for investments
sold........................................................
 ....................         27,285,109
Receivable for Series shares
sold........................................................
 ..................         23,180,710
Dividends and interest
receivable..................................................
 ........................          1,898,258
Deferred expenses and other
assets......................................................
 ...................             83,386

--------------
   Total
assets......................................................
 ......................................      4,069,971,582

--------------
Liabilities
Payable for investments
purchased...................................................
 .......................         39,665,451
Payable for Series shares
reacquired..................................................
 .....................         14,643,620
Management fee
payable.....................................................
 ................................          1,958,784
Distribution fees
payable.....................................................
 .............................          1,355,956
Accrued expenses and other
liabilities.................................................
 ....................            430,219
Withholding taxes
payable.....................................................
 .............................             53,772

--------------
   Total
liabilities.................................................
 ......................................         58,107,802

--------------
Net
Assets......................................................
 ...........................................
$4,011,863,780

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................      $     201,120
   Paid-in capital in excess of
par.........................................................
 ...............      2,769,659,001

--------------

2,769,860,121
   Net investment
loss........................................................
 .............................         (8,486,823 )
   Accumulated net realized gain on
investments.................................................
 ...........         49,153,998
   Net unrealized appreciation on
investments.................................................
 .............      1,201,336,484

--------------
Net assets, March 31,
1999........................................................
 .........................      $4,011,863,780

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($815,283,089 / 40,592,430 shares of common stock
issued and outstanding)............................
$20.08
   Maximum sales charge (5% of offering
price)......................................................
 .......               1.06

--------------
   Maximum offering price to
public......................................................
 ..................             $21.14

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($1,375,387,671 / 70,391,161 shares of common stock
issued and outstanding)..........................
$19.54

--------------

--------------
Class C:
   Net asset value and redemption price per share
      ($106,747,608 / 5,462,946 shares of common stock
issued and outstanding).............................
$19.54
   Sales charge (1% of offering
price)......................................................
 ...............                .20

--------------
   Offering price to
public......................................................
 ..........................             $19.74

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($1,714,445,412 / 84,673,116 shares of common stock
issued and outstanding)..........................
$20.25

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON GROWTH FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income (Loss)                   March 31,
1999
Income
   Dividends (net of foreign withholding
      taxes of $55,228).....................   $   8,198,234
   Interest.................................       2,203,505
                                               -------------
-
      Total income..........................      10,401,739
                                               -------------
-
Expenses
   Management fee...........................       9,063,083
   Distribution fee--Class A................         774,535
   Distribution fee--Class B................       4,929,603
   Distribution fee--Class C................         338,895
   Transfer agent's fees and expenses.......       3,060,000
   Registration fees........................         275,000
   Reports to shareholders..................         273,000
   Custodian's fees and expenses............          77,000
   Legal fees and expenses..................          28,000
   Insurance expense........................          26,000
   Amortization of deferred organization
      expenses..............................          18,932
   Audit fee and expenses...................          10,000
   Directors' fees and expenses.............           3,750
   Miscellaneous............................          10,764
                                               -------------
-
      Total expenses........................      18,888,562
                                               -------------
-
Net investment loss.........................      (8,486,823
)
                                               -------------
-
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions.............................      33,763,341
Net change in unrealized appreciation on
   investments..............................   1,003,132,691
                                               -------------
-
Net gain on investments.....................   1,036,896,032
                                               -------------
-
Net Increase in Net Assets
Resulting from Operations...................
$1,028,409,209
                                               -------------
-
                                               -------------
-

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON GROWTH FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended           Year
Ended
Increase (Decrease)                March 31,       September
30,
in Net Assets                         1999              1998
Operations
   Net investment loss.........  $   (8,486,823)   $
(6,754,609)
   Net realized gain on
      investments..............      33,763,341
131,020,013
   Net change in unrealized
      appreciation of
      investments..............   1,003,132,691
(190,394,651)
                                 --------------    ---------
-----
   Net increase (decrease) in
      net assets resulting from
      operations...............   1,028,409,209
(66,129,247)
                                 --------------    ---------
-----
Distributions from net realized
   capital gains (Note 1)
   Class A.....................     (17,349,524)
(12,677,688)
   Class B.....................     (27,545,469)
(37,861,226)
   Class C.....................      (1,752,623)
(2,330,817)
   Class Z.....................     (38,052,986)
(55,817,957)
                                 --------------    ---------
-----
                                    (84,700,602)
(108,687,688)
                                 --------------    ---------
-----
Series share transactions (net
   of conversion) (Note 5)
   Net proceeds from shares
      sold.....................   1,414,992,614
1,822,040,223
   Net asset value of shares
      issued in reinvestment of
      distributions............      83,061,464
106,812,422
   Cost of shares reacquired...    (652,386,435)
(730,978,040)
                                 --------------    ---------
-----
   Net increase in net assets
      from Series share
      transactions.............     845,667,643
1,197,874,605
                                 --------------    ---------
-----
Total increase.................   1,789,376,250
1,023,057,670
Net Assets
Beginning of period............   2,222,487,530
1,199,429,860
                                 --------------    ---------
-----
End of period..................  $4,011,863,780
$2,222,487,530
                                 --------------    ---------
-----
                                 --------------    ---------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements (Unaudited)  PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------
Prudential Jennison Growth Fund (the 'Series') is a separately managed series of
The Prudential Investment Portfolios, Inc. (the 'Fund'). The Fund was incorporated in Maryland on August 10, 1995 and is registered under the
Investment Company Act of 1940 as a diversified, open-end management investment company. The Series had no significant operations other than the issuance of
3,334 shares of Class A and 3,333 shares of Class B and Class C common stock for
$100,000 on September 13, 1995 to Prudential Investments
Fund Management LLC
('PIFM'). Investment operations commenced on November 2,
1995.

The Series' investment objective is to achieve long-term
growth of capital. It
invests primarily in equity securities (common stock,
preferred stock and
securities convertible into common stock) of established
companies with
above-average growth prospects.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange or system on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent, which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value, or using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and the Subadviser, able to produce prices which are representative of market value.

Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortizied to the date of maturity, unless the Board of
Directors determines that such valuation does not represent fair value.

All securities are valued as of 4:15 p.m., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis and is net of discount accretion and premium amortization. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Series' policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

Deferred Organization Expenses: Approximately $200,000 of
expenses were incurred
in connection with the organization of the Fund. These costs have been deferred
and are being amortized ratably over a period of sixty
months from the date the
Series commenced investment operations.
------------------------------------------------------------
--------------------
                                       7

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements (Unaudited)  PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------
Note 2. Agreements

The Fund has a management agreement with PIFM. Pursuant to a subadvisory agreement between PIFM and Jennison Associates LLC ('Jennison'), Jennison furnishes investment advisory services in connection with the management of the
Fund. Under the subadvisory agreement, Jennison, subject to the supervision of
PIFM, is responsible for managing the assets of the Series in accordance with its investment objectives and policies.

The management fee paid PIFM will be computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series. PIFM pays Jennison a subadvisory fee at an annual rate of .30 of 1% of the average daily net assets of the Series up to and including $300 million and .25 of 1% of such assets in excess of $300 million. PIFM also pays the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's
Class A, Class B,
Class C and Class Z shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended
March 31, 1999.

PIMS has advised the Series that it received approximately
$1,108,900 and
$275,900 in front-end sales charges resulting from sales of Class A and Class C shares during the six months ended March 31, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended
March 31, 1999, it
received approximately $810,000 and $16,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PIFM, PIMS and Jennison are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America ('Prudential').

As of March 11, 1999, the Fund along with other unaffiliated registered
investment companies (the 'Funds'), entered into a
syndicated agreement ('SCA')
with an unaffiliated lender. The maximum commitment under
the SCA is $1 billion.
The Funds pay a commitment fee at an annual rate of .065 of
1% on the unused
portion of the credit facility, which is accrued and paid
quarterly on a pro
rata basis by the Funds. The SCA expires on March 10, 2000.
Prior to March 11,
1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
agreements is to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended March 31, 1999, the Series incurred fees of approximately $3,009,000 for the services of PMFS.
As of March 31, 1999, approximately $512,000 of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

For the six months ended March 31, 1999, Prudential
Securities Incorporated
('PSI'), which is an indirect, wholly owned subsidiary of
Prudential, earned
approximately $306,900 in brokerage commissions from
portfolio transactions
executed on behalf of the Series.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1999 were $1,460,346,570 and $703,170,408, respectively.

The cost of investments for federal income tax purposes at
March 31, 1999, was
$2,819,908,629 and, accordingly, net unrealized appreciation of investments for
federal income tax purposes was $1,197,432,492 (gross
unrealized
appreciation--$1,222,174,623; gross unrealized depreciation-
-$24,742,131).
------------------------------------------------------------
--------------------
                                       8

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements (Unaudited)  PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------
Note 5. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to
Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class Z shares are not subject to any sales or redemption charge and are offered for sale to a limited group of investors.

There are 3 billion shares of $.001 par value common stock authorized which are divided into three series, each of which offers four classes, designated Class
A, Class B, Class C and Class Z, each of which consists of
250 million
authorized shares. Of the shares outstanding at March 31, 1999, PIFM owned
10,000 shares of the Series.

Transactions in shares of common stock were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended March 31, 1999:
Shares sold........................   14,933,539   $
267,827,154
Shares issued in reinvestment of
  distributions....................    1,032,752
16,627,307
Shares reacquired..................   (7,553,664)
(134,977,145)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    8,412,627
149,477,316
Shares issued upon conversion from
  Class B..........................    1,216,612
22,546,440
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    9,629,239   $
172,023,756
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   14,958,226   $
229,811,039
Shares issued due to merger of
  Prudential Multi-Sector Fund,
  Inc..............................   15,525,419
255,703,652
Shares issued in reinvestment of
  distributions....................      913,659
12,215,617
Shares reacquired..................  (10,632,449)
(163,008,985)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................   20,764,855
334,721,323
Shares issued upon conversion from
  Class B..........................      777,059
11,419,782
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   21,541,914   $
346,141,105
                                     -----------   ---------
----
                                     -----------   ---------
----
Class B                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended March 31, 1999:
Shares sold........................   26,268,648   $
472,740,111
Shares issued in reinvestment of
  distributions....................    1,698,149
26,677,924
Shares reacquired..................   (6,545,002)
(111,277,688)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................   21,421,795
388,140,347
Shares reacquired upon conversion
  into Class A.....................   (1,249,211)
(22,546,440)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   20,172,584   $
365,593,907
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   22,754,015   $
342,894,551
Shares issued due to merger of
  Prudential Multi-Sector Fund,
  Inc..............................    7,486,124
120,751,178
Shares issued in reinvestment of
  distributions....................    2,776,715
36,513,797
Shares reacquired..................   (9,639,289)
(143,137,800)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................   23,377,565
357,021,726
Shares reacquired upon conversion
  into
  Class A..........................     (793,565)
(11,419,782)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   22,584,000   $
345,601,944
                                     -----------   ---------
----
                                     -----------   ---------
----
Class C
-----------------------------------
Six months ended March 31, 1999:
Shares sold........................    3,235,959   $
58,601,958
Shares issued in reinvestment of
  distributions....................      108,868
1,710,321
Shares reacquired..................   (1,080,605)
(18,911,056)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    2,264,222   $
41,401,223
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................    1,687,844   $
25,645,005
Shares issued due to merger of
  Prudential Multi-Sector Fund,
  Inc..............................      260,502
4,201,896
Shares issued in reinvestment of
  distributions....................      172,793
2,272,229
Shares reacquired..................     (578,482)
(8,683,902)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    1,542,657   $
23,435,228
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------
                                       9

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Notes to Financial Statements (Unaudited)  PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------

Class Z                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended March 31, 1999:
Shares sold........................   33,868,732   $
615,823,391
Shares issued in reinvestment of
  distributions....................    2,345,617
38,045,912
Shares reacquired..................  (21,862,546)
(387,220,546)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   14,351,803   $
266,648,757
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   52,992,987   $
825,209,682
Shares issued due to merger of
  Prudential Multi-Sector Fund,
  Inc..............................    1,075,632
17,823,220
Shares issued in reinvestment of
  distributions....................    4,155,680
55,810,779
Shares reacquired..................  (27,380,773)
(416,147,353)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   30,843,526   $
482,696,328
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------
                                       10

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Financial Highlights (Unaudited)     PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

Class A                                          Class B
                                      ----------------------
-------------------------------     ------------------------
------------
                                         Six
November 2,
                                       Months
Year Ended              1995(a)        Six Months
Year Ended
                                        Ended
September 30,            Through          Ended
September 30,
                                      March 31,     --------
-------------     September 30,     March 31,      ---------
------------
                                        1999          1998
1997           1996             1999          1998
1997
                                      ---------     --------
--------     -------------     ----------     --------     -
-------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period.........................    $  14.44      $  15.39
$  10.97        $ 10.00        $    14.11     $  15.18     $
10.89
                                      ---------     --------
--------         ------        ----------     --------     -
-------
Income from investment operations
Net investment income (loss)(c)...        (.04)
(.04)        (.03)          (.03)             (.10)
(.15)       (.12)
Net realized and unrealized gain
   on investment transactions.....        6.22           .40
4.45           1.00              6.07          .39
4.41
                                      ---------     --------
--------         ------        ----------     --------     -
-------
   Total from investment
      operations..................        6.18           .36
4.42            .97              5.97          .24
4.29
                                      ---------     --------
--------         ------        ----------     --------     -
-------
Less distributions
Distributions from net realized
   gains..........................        (.54)
(1.31)          --             --              (.54)
(1.31)          --
                                      ---------     --------
--------         ------        ----------     --------     -
-------
Net asset value, end of period....    $  20.08      $  14.44
$  15.39        $ 10.97        $    19.54     $  14.11     $
15.18
                                      ---------     --------
--------         ------        ----------     --------     -
-------
                                      ---------     --------
--------         ------        ----------     --------     -
-------
TOTAL RETURN(b)...................       43.72%
3.02%       40.29%          9.70%            43.24%
2.21%      39.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...    $815,283      $446,996
$145,022        $85,440        $1,375,388     $708,463
$419,405
Average net assets (000)..........    $621,330      $251,118
$105,982        $70,667        $  988,629     $557,823
$299,476
Ratios to average net assets:
   Expenses, including
      distribution fees...........        1.10%(d)
1.08%        1.09%          1.23%(d)          1.85%(d)
1.83%       1.84%
   Expenses, excluding
      distribution fees...........         .85%(d)
 .83%         .84%           .98%(d)           .85%(d)
 .83%        .84%
   Net investment income (loss)...        (.41)%(d)
(.26)%       (.25)%         (.37)%(d)        (1.16)%(d)
(1.01)%    (1.00)%
For Class A, B, C and Z shares:
   Portfolio turnover rate........          23%
58%          63%            42%               23%
58%         63%

                                     November 2,
                                       1995(a)
                                       Through
                                    September 30,
                                        1996
                                    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period.........................    $   10.00
                                    -------------
Income from investment operations
Net investment income (loss)(c)...         (.10)
Net realized and unrealized gain
   on investment transactions.....          .99
                                    -------------
   Total from investment
      operations..................          .89
                                    -------------
Less distributions
Distributions from net realized
   gains..........................           --
                                    -------------
Net asset value, end of period....    $   10.89
                                    -------------
                                    -------------
TOTAL RETURN(b)...................         8.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...    $ 231,541
Average net assets (000)..........    $ 162,412
Ratios to average net assets:
   Expenses, including
      distribution fees...........         1.98%(d)
   Expenses, excluding
      distribution fees...........          .98%(d)
   Net investment income (loss)...        (1.12)%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate........           42%

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Calculated based upon weighted average shares
outstanding during the period.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
Financial Highlights (Unaudited)     PRUDENTIAL JENNISON
GROWTH FUND
------------------------------------------------------------
--------------------

Class C                                          Class Z
                                      ----------------------
-----------------------------     --------------------------
------------
                                         Six
November 2,
                                       Months           Year
Ended             1995(a)        Six Months           Year
Ended
                                        Ended
September 30,           Through          Ended
September 30,
                                      March 31,     --------
-----------     September 30,     March 31,      -----------
------------
                                        1999         1998
1997           1996             1999           1998
1997
                                      ---------     -------
-------     -------------     ----------     ----------
--------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period.........................    $  14.11      $ 15.18
$ 10.89        $ 10.00        $    14.53     $    15.45
$  10.98
                                      ---------     -------
-------         ------        ----------     ----------
--------
Income from investment operations
Net investment income (loss)(c)...        (.10)        (.15)
(.12)          (.10)             (.01)            --
--
Net realized and unrealized gain
   on investment transactions.....        6.07          .39
4.41            .99              6.27            .39
4.47
                                      ---------     -------
-------         ------        ----------     ----------
--------
   Total from investment
      operations..................        5.97          .24
4.29            .89              6.26            .39
4.47
                                      ---------     -------
-------         ------        ----------     ----------
--------
Less distributions
   Distributions from net realized
      gains.......................        (.54)       (1.31)
--             --              (.54)         (1.31)
--
                                      ---------     -------
-------         ------        ----------     ----------
--------
Net asset value, end of period....    $  19.54      $ 14.11
$ 15.18        $ 10.89        $    20.25     $    14.53
$  15.45
                                      ---------     -------
-------         ------        ----------     ----------
--------
                                      ---------     -------
-------         ------        ----------     ----------
--------
TOTAL RETURN(b)...................       43.24%        2.21%
39.39%          8.90%            44.01%          3.22%
40.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...    $106,748      $45,126
$25,134        $15,281        $1,714,445     $1,021,903
$609,869
Average net assets (000)..........    $ 67,965      $35,337
$18,248        $12,550        $1,351,403     $  810,296
$455,684
Ratios to average net assets:
   Expenses, including
      distribution fees...........        1.85%(d)     1.83%
1.84%          1.98%(d)           .85%(d)        .83%
 .84%
   Expenses, excluding
      distribution fees...........         .85%(d)      .83%
 .84%           .98%(d)           .85%(d)        .83%
 .84%
   Net investment income (loss)...       (1.16)%(d)
(1.01)%     (1.00)%        (1.12)%(d)         (.16)%(d)
(.01)%        --

                                      April 15,
                                       1996(a)
                                       Through
                                    September 30,
                                        1996
                                    -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
   period.........................    $   10.32
                                    -------------
Income from investment operations
Net investment income (loss)(c)...         (.02)
Net realized and unrealized gain
   on investment transactions.....          .68
                                    -------------
   Total from investment
      operations..................          .66
                                    -------------
Less distributions
   Distributions from net realized
      gains.......................           --
                                    -------------
Net asset value, end of period....    $   10.98
                                    -------------
                                    -------------
TOTAL RETURN(b)...................         6.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...    $ 362,416
Average net assets (000)..........    $  26,829
Ratios to average net assets:
   Expenses, including
      distribution fees...........          .98%(d)
   Expenses, excluding
      distribution fees...........          .98%(d)
   Net investment income (loss)...         (.12)%(d)

---------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Calculated based upon weighted average shares
outstanding during the period.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795


The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

74437E107
74437E206 MF168E2
74437E305
74437E404



(ICON)

Prudential
Jennison
Growth &
Income
Fund

SEMI
ANNUAL
REPORT
March 31, 1999

(LOGO)

Prudential Jennison Growth & Income Fund
A Series of The Prudential Investment Portfolios, Inc.

Performance At A Glance
During the six months ending March 31, 1999, stock markets recovered from the steep drop in the summer of 1998 that had been triggered by crises in Asia and Russia and concern about
Brazil. Confidence in economic growth grew slowly: the strong market rebound initially was concentrated in stocks of a small number of growth companies, but then turned toward the less expensive growth stocks we favor. Overall, we had a very strong six-month return, but slightly trailed the Lipper Average.

Cumulative Total Returns1                  As of 3/31/99
                        Six     One      Since
                       Months   Year   inception2
Class A                18.29%   1.53%    39.02%
Class B                17.88    0.87     36.67
Class C                17.88    0.87     36.67
Class Z                18.51    1.63     40.04
Lipper Growth &
Income Fund Avg.3      20.06    5.47      ***

Average Annual Total Returns1               As of 3/31/99
              One        Since
              Year     inception2
Class A      -3.54%     12.33%
Class B      -4.13      12.89
Class C      -1.14      13.47
Class Z       1.63      15.11

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and
1% for six years. Class B shares will automatically convert to a
Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1%, and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year.
Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 11/7/96.

3 Lipper average returns are for all funds in each share class for the six-month and one-year periods in the Growth & Income
Fund category.

*** Lipper Since Inception returns are 57.64% for Class A,
B, C,
and Z based on all funds in each share class.

How Investments Compared
(As of 3/31/99)
(GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
(PHOTO)

Bradley Goldberg
Fund Manager

Investment Goals and Style
The Prudential Jennison Growth & Income Fund invests primarily in stocks of established companies with growth prospects that we believe are largely unrecognized by most investors. We aim for strong total investment returns by combining a focus on earnings growth and attention to valuation (the price the market is placing on the entire company). This discipline discourages us from paying too much for projected growth or from continuing to hold a stock when the market offers more than a fair price. There can be no assurance that the Fund will reach its investment objective.

Performance Review
A selective market
We look for companies that we expect to have strong earnings increases, but whose stock prices do not yet reflect that future growth. In
1998, investors generally preferred the stocks of a few large growth companies, which became much more expensive than the stocks of many smaller firms with similar earnings and growth prospects. At the beginning of our reporting period, skittish investors focused very narrowly on these very large growth companies; they drove the market advances. Our investment style had led us away from these expensive stocks, so we didn't share in their advance. In fact, because of the uncertainty when we began this period, we then had about 15% of our assets in cash.
During the period, however, we put most of that money to work.

While they were feeling skittish, investors severely punished any companies whose earnings fell short of expectations. We owned a few of these, including Lockheed Martin and American Greetings.
We have reduced our growth estimates for Lockheed Martin, but, even for these lower expectations, we believe the stock is still inexpensive and have kept it. However, we sold our shares in American Greetings.

Dole Food also had earnings problems because of turmoil in emerging markets and hurricane Mitch's interruption of their Honduras production. We believe both of these difficulties will abate, and that the company's longer-term potential is not reflected in current prices.

A turnaround for cyclicals?
When investors worried about the global economy, they avoided the stocks of companies whose fortunes tend to vary with the pace of business activity--the consumer and industrial cyclicals.
For
example, Asia is a major market for paper companies whose earnings and stock prices were depressed by the Asian recession. But during our reporting period, signs emerged that
Asia's economy had bottomed.

Stock prices tend to lead an economic recovery, so prices of some industrial cyclicals began to rise swiftly. Paper stocks, which made up 9% of our assets on March 31, had particularly strong gains. (These continued even more strongly into April, after the end of our reporting period.) Smurfit-Stone Container
Corporation (a recent purchase) was one of the largest contributors to our return. We also own Boise Cascade and Temple-Inland. Other basic materials stocks, such as metal companies
(Alcoa, U.S. Steel), are also beginning to move up in anticipation of revived demand.

Among consumer cyclicals, our return benefited particularly from
The Limited and General Motors. They are two of our three largest positions, and both moved up very sharply during the period.
Tandy
is a recent purchase in this sector that also is advancing nicely.

Looking Forward
A more positive view
We share the view that the global economy is recovering. The
U.S.
economy is growing strongly, and our anxiety level is much lower.
We are now fully invested and expect other investors to show increasing interest in the cyclical, smaller, and inexpensive companies that make up our portfolio. We saw the beginning of a shift in investor sentiment in March, and it continued more strongly in April. In a favorable environment, why should investors pay more than they have to for growth potential? We expect them to continue this move toward the better-value stocks that we own.

Five Largest Holdings
Expressed as a percentage of net assets
as of 3/31/99

General Motors       3.37%
Motor Vehicles

CIGNA Corporation    3.14
Insurance

The Limited, Inc.    3.10
Retail

Raytheon Company     3.09
Aerospace

CBS Corporation      2.97
Media

A Message to Our Shareholders                    May 19,
1999
(PHOTO)

Dear Shareholder:

As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
                                     INCOME FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
------------------------------------------------------------

Shares         Description                       Value (Note
1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--96.9%
COMMON STOCKS--96.9%
------------------------------------------------------------
Aerospace/Defense--5.7%
   40,300    Lockheed Martin Corp.                   $
1,518,806
   71,740    Raytheon Co.
4,142,985
   57,600    The B.F. Goodrich Co.
1,976,400
                                                     -------
-----

7,638,191
------------------------------------------------------------
Airlines--1.9%
   44,400    AMR Corp.
2,600,175
------------------------------------------------------------
Aluminum--1.4%
   27,600    Alcoa, Inc.
1,136,775
   14,700    Reynolds Metals Co.
710,194
                                                     -------
-----

1,846,969
------------------------------------------------------------
Apparel--1.4%
   95,800    Polo Ralph Lauren Corp.(a)
1,904,025
------------------------------------------------------------
Banking--6.6%
   46,900    Chase Manhattan Corp.
3,813,556
   49,300    Fleet Financial Group, Inc.
1,854,913
  167,400    Hibernia Corp., Class A
2,197,125
    8,000    J.P. Morgan & Co., Inc.
987,000
                                                     -------
-----

8,852,594
------------------------------------------------------------
Business Services--7.2%
   36,200    3Com Corp.(a)
843,913
  133,400    Convergys Corp.(a)
2,284,475
   49,300    Hertz Corp.
2,637,550
   64,900    Ogden Corp.
1,561,656
   81,400    Ryder System, Inc.
2,248,675
                                                     -------
-----

9,576,269
Chemicals--6.7%
   70,100    Crompton & Knowles Corp.                $
1,104,075
   76,100    Cytec Industries, Inc.(a)
1,697,981
   91,800    Dexter Corp.
2,891,700
   87,800    IMC Global, Inc.
1,794,413
  119,400    W.R. Grace & Co.(a)
1,447,725
                                                     -------
-----

8,935,894
------------------------------------------------------------
Computer Systems/Peripherals--1.6%
   13,600    Hewlett-Packard Co.
922,250
   25,825    Symbol Technologies, Inc.(a)
1,162,125
                                                     -------
-----

2,084,375
------------------------------------------------------------
Consumer Products--1.7%
   48,400    Kimberly-Clark Corp.
2,320,175
------------------------------------------------------------
Diversified Manufacturing--1.2%
   72,500    Raychem Corp.
1,635,781
------------------------------------------------------------
EDP Software & Services--3.1%
   40,500    Autodesk, Inc.
1,637,719
   59,900    Cadence Design Systems, Inc.(a)
1,542,425
  153,700    Intergraph Corp.(a)
1,037,475
                                                     -------
-----

4,217,619
------------------------------------------------------------
Foods--1.4%
   61,100    Dole Food Co., Inc.
1,817,725
------------------------------------------------------------
Hotels--2.4%
  125,400    Hilton Hotels Corp.
1,763,437
   39,100    Promus Hotel Corp.(a)
1,422,263
                                                     -------
-----

3,185,700

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
                                     INCOME FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
------------------------------------------------------------

Shares         Description                       Value (Note
1)
------------------------------------------------------------
Industrial Technology/Instruments--1.6%
   89,600    Millipore Corp.                         $
2,161,600
------------------------------------------------------------
Insurance--4.5%
   50,200    CIGNA Corp.
4,207,388
   32,800    NAC Re Corp.
1,760,950
                                                     -------
-----

5,968,338
------------------------------------------------------------
Media--3.6%
   97,400    CBS Corp.
3,987,313
   19,705    Chris-Craft Industries, Inc.(a)
899,037
                                                     -------
-----

4,886,350
------------------------------------------------------------
Motor Vehicles & Equipment--3.4%
   52,000    General Motors Corp., Class H
4,517,500
------------------------------------------------------------
Oil Services--3.3%
   54,200    McDermott International, Inc.
1,371,938
   83,200    Unocal Corp.
3,062,800
                                                     -------
-----

4,434,738
------------------------------------------------------------
Paper & Forest Products--8.5%
   75,500    Boise Cascade Corp.(a)
2,434,875
   63,500    Champion International Corp.
2,607,469
  200,054    Smurfit-Stone Container Corp.(a)
3,863,543
   39,900    Temple-Inland, Inc.
2,503,725
                                                     -------
-----

11,409,612
------------------------------------------------------------
Petroleum--3.4%
   17,900    Anadarko Petroleum Corp.
675,725
   36,700    Burlington Resources, Inc.
1,465,706
   31,600    Tosco Corp.
784,075
   61,700    USX - Marathon Group
1,696,750
                                                     -------
-----

4,622,256
Pharmaceuticals--1.2%
   61,500    Vertex Pharmaceuticals, Inc.(a)         $
1,552,875
------------------------------------------------------------
Photography/Image Technology--0.4%
   28,400    Polaroid Corp.
569,775
------------------------------------------------------------
Publishing--4.8%
  102,900    New York Times Co., Class A
2,932,650
   53,000    Tribune Co.
3,468,187
                                                     -------
-----

6,400,837
------------------------------------------------------------
Real Estate Investment Trust--0.7%
   77,971    Meditrust Corp.-Paired Stock
969,764
------------------------------------------------------------
Retail--10.0%
   83,400    AutoZone, Inc.(a)
2,533,275
   85,400    Boise Cascade Office Products
                Corp.(a)
950,075
   64,500    Sears, Roebuck & Co.
2,914,593
   43,900    Tandy Corp.
2,801,369
  105,000    The Limited, Inc.
4,160,625
                                                     -------
-----

13,359,937
------------------------------------------------------------
Savings & Loan--0.8%
   26,550    Washington Mutual, Inc.
1,085,231
------------------------------------------------------------
Semiconductors--1.6%
  121,200    International Rectifier Corp.(a)
848,400
  144,800    National Semiconductor Corp.(a)
1,348,450
                                                     -------
-----

2,196,850
------------------------------------------------------------
Shipbuilding--0.9%
   37,100    Newport News Shipbuilding, Inc.
1,175,606

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
                                     INCOME FUND
Portfolio of Investments as of March 31, 1999 (Unaudited)
------------------------------------------------------------

Shares         Description                       Value (Note
1)
------------------------------------------------------------
Steel & Metals--1.1%
    64,600   USX-U.S. Steel Group, Inc.            $
1,518,100
------------------------------------------------------------
Telecommunications--0.9%
    86,800   Loral Space & Communications,
             Ltd.(a)
1,253,175
------------------------------------------------------------
Transportation--0.6%
    43,500   Knightsbridge Tankers Ltd.
750,375
------------------------------------------------------------
Trucking--2.4%
    50,300   CNF Transportation, Inc.
1,901,969
    34,100   Dana Corp.
1,295,800
                                                   ---------
------

3,197,769
------------------------------------------------------------
Waste Management--0.9%
    27,800   Waste Management, Inc.
1,233,625
                                                   ---------
------
             Total long-term investments
             (cost $117,967,062)
129,879,805
                                                   ---------
------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)
SHORT-TERM INVESTMENTS--3.1%
------------------------------------------------------------
COMMERCIAL PAPER--3.0%
P-1           $  4,043   Ford Motor Credit Corp.,
                         4.71%, 4/1/99
                         (cost $4,043,000)            $
4,043,000
                                                      ------
---------
U.S. GOVERNMENT SECURITIES--0.1%
                         United States Treasury
                         Bills,
                   125   4.49%, 4/15/99
                         (cost $124,787)
124,493
                                                      ------
---------
                         Total short-term
                         investments
                         (cost $4,167,787)
4,167,493
                                                      ------
---------
                         Total Investments--100.0%
                         (cost $122,134,849; Note 4)
134,047,298
                         Other assets in excess of
                         liabilities
61,302
                                                      ------
---------
                         Net Assets--100%             $
134,108,600
                                                      ------
---------
                                                      ------
---------

---------------
(a) Non-income producing securities.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
                                     INCOME FUND
Statement of Assets and Liabilities (Unaudited)
------------------------------------------------------------
--------------------

Assets
March 31, 1999

--------------
Investments, at value (cost
$122,134,849)...............................................
 ...................       $134,047,298
Receivable for investments
sold........................................................
 ....................            936,273
Receivable for Series shares
sold........................................................
 ..................            287,219
Dividends and interest
receivable..................................................
 ........................            183,040

--------------
   Total
assets......................................................
 ......................................        135,453,830

--------------
Liabilities
Bank
overdraft...................................................
 ..........................................
3,689
Payable for Series shares
reacquired..................................................
 .....................            597,361
Payable for investments
purchased...................................................
 .......................            487,238
Accrued
expenses....................................................
 .......................................             96,255
Distribution fees
payable.....................................................
 .............................             91,382
Management fee
payable.....................................................
 ................................             69,305

--------------
   Total
liabilities.................................................
 ......................................          1,345,230

--------------
Net
Assets......................................................
 ...........................................
$134,108,600

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................       $     11,210
   Paid-in capital in excess of
par.........................................................
 ...............        118,132,290

--------------

118,143,500
   Undistributed net investment
income......................................................
 ...............            192,581
   Accumulated net realized gain on
investments.................................................
 ...........          3,860,070
   Net unrealized appreciation on
investments.................................................
 .............         11,912,449

--------------
Net assets, March 31,
1999........................................................
 .........................       $134,108,600

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($33,911,927 / 2,829,896 shares of common stock issued
and outstanding)..............................
$11.98
   Maximum sales charge (5% of offering
price)......................................................
 .......                .63

--------------
   Maximum offering price to
public......................................................
 ..................             $12.61

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($89,970,816 / 7,525,773 shares of common stock issued
and outstanding)..............................
$11.96

--------------

--------------
Class C:
   Net asset value and redemption price per share
      ($7,007,856 / 586,185 shares of common stock issued
and outstanding).................................
$11.96
   Sales charge (1% of offering
price)......................................................
 ...............                .12

--------------
   Offering price to
public......................................................
 ..........................             $12.08

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($3,218,001 / 267,979 shares of common stock issued
and outstanding).................................
$12.01

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON GROWTH &
INCOME FUND
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                    Six
Months
                                                      Ended
Net Investment Income                             March 31,
1999
Income
   Dividends...................................    $
1,022,808
   Interest....................................
460,028
                                                  ----------
----
      Total income.............................
1,482,836
                                                  ----------
----
Expenses
   Distribution fee--Class A...................
41,807
   Distribution fee--Class B...................
459,270
   Distribution fee--Class C...................
38,227
   Management fee..............................
406,057
   Reports to shareholders.....................
135,000
   Transfer agent's fees and expenses..........
102,000
   Custodian's fees and expenses...............
57,000
   Dividends on securities sold short..........
27,518
   Registration fees...........................
25,000
   Legal fees and expenses.....................
22,000
   Audit fees and expenses.....................
10,000
   Directors' fees.............................
3,750
   Miscellaneous...............................
3,687
                                                  ----------
----
      Total expenses...........................
1,331,316
                                                  ----------
----
Net investment income..........................
151,520
                                                  ----------
----
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
   Investment transactions.....................
5,720,682
   Financial futures contracts.................
(115,040)
   Short sales.................................
(389,500)
                                                  ----------
----

5,216,142
                                                  ----------
----
Net change in unrealized
   appreciation/depreciation on:
   Investments.................................
18,388,690
   Short sales.................................
(1,664,436)
                                                  ----------
----

16,724,254
                                                  ----------
----
Net gain on investments........................
21,940,396
                                                  ----------
----
Net Increase in Net Assets Resulting from
Operations.....................................    $
22,091,916
                                                  ----------
----
                                                  ----------
----

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
PRUDENTIAL JENNISON GROWTH &
INCOME FUND
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                       Ended         Year
Ended
Increase (Decrease)                  March 31,
September 30,
in Net Assets                           1999            1998
Operations
   Net investment income..........  $    151,520    $
908,928
   Net realized gain on investment
      transactions................     5,216,142
10,777,238
   Net change in unrealized
      appreciation/depreciation on
      investments.................    16,724,254
(25,848,538)
                                    ------------    --------
-----
   Net increase (decrease) in net
      assets resulting from
      operations..................    22,091,916
(14,162,372)
                                    ------------    --------
-----
Dividends and distributions (Note
   1)
   Dividends from net investment income
      Class A.....................      (153,895)
(350,759)
      Class B.....................       (76,687)
(267,306)
      Class C.....................        (6,448)
(22,287)
      Class Z.....................       (12,628)
(17,381)
                                    ------------    --------
-----
                                        (249,658)
(657,733)
                                    ------------    --------
-----
   Distributions from net realized
      capital gains
      Class A.....................    (2,540,009)
(1,652,658)
      Class B.....................    (6,978,507)
(4,349,846)
      Class C.....................      (586,830)
(352,855)
      Class Z.....................      (164,166)
(39,211)
                                    ------------    --------
-----
                                     (10,269,512)
(6,394,570)
                                    ------------    --------
-----
Series share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold........................    17,882,784
49,851,743
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions...........    10,032,426
6,672,687
   Cost of shares reacquired......   (30,429,237)
(40,383,538)
                                    ------------    --------
-----
   Net increase (decrease) in net
      assets from Fund share
      transactions................    (2,514,027)
16,140,892
                                    ------------    --------
-----
Total increase (decrease).........     9,058,719
(5,073,783)
Net Assets
Beginning of period...............   125,049,881
130,123,664
                                    ------------    --------
-----
End of period(a)..................  $134,108,600    $
125,049,881
                                    ------------    --------
-----
                                    ------------    --------
-----
---------------
(a) Includes undistributed net
    investment income of..........  $    192,581    $
290,719
                                    ------------    --------
-----
                                    ------------    --------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
                                     INCOME FUND
Notes to Financial Statements (Unaudited)
------------------------------------------------------------
--------------------
Prudential Jennison Growth & Income Fund (the 'Series') is a separately managed series of The Prudential Investment Portfolios, Inc., (the 'Fund'). The Fund was incorporated in Maryland on August 10, 1995 and is registered under the
Investment Company Act of 1940 as a diversified, open-end, management investment company. Investment operations of the Series commenced on November 7, 1996.

The Series' investment objective is to achieve long-term
growth of capital and
income, with current income as a secondary objective. The
Series seeks to
achieve its objectives by investing primarily in common
stocks of established
companies with growth prospects believed to be
underappreciated by the market.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange or system on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the subadvisor, to be over-the-counter, are valued by an independent pricing agent of principal market maker. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager and the Subadvisor to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Securities for which market quotations are not readily available, other than private placements, are valued at a price supplied by an independent pricing agent, which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value, or using a methodology developed by an independent pricing agent, which is, in the judgment of the Manager and the Subadviser, able to produce prices which are representative of market value.

Short-term securities which mature in more than 60 days, for which market quotations are readily available, are valued at current market quotations as provided by an independent pricing agent or principal market maker. Short-term securities which mature in 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless the Board of
Directors determines that such valuation does not represent fair value.

All securities are valued as of 4:15 p.m., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis and is net of discount accretion and premium amortization. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income, other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or commodities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.
This amount is known as the 'initial margin.' Subsequent payments, known as
'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security or commodity.
Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities, or securities the Series intends to
purchase, against
fluctuations in value caused by changes in market conditions or prevailing
interest rates. Should interest rates move unexpectedly, the
Series may not
achieve the anticipated benefits of the financial futures
contracts and may
realize a loss. The use of futures transactions involves
------------------------------------------------------------
--------------------
                                       8

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
                                     INCOME FUND
Notes to Financial Statements (Unaudited)
------------------------------------------------------------
--------------------
the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Short Sales: The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The proceeds received from the short sale are maintained as collateral for its obligation to deliver the security upon conclusion of the sale. In addition, the Series may have to make additional subsequent deposits with the broker equal to the change in the market value of the security sold short. The Series may have to pay a fee to borrow the particular security and may be obligated to remit any payments received on such borrowed securities. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Series' policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net income to its
shareholders. Therefore, no
federal income tax provision is required.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to a subadvisory agreement between PIFM and Jennison
Associates LLC ('Jennison'), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement,
Jennison, subject to the supervision of PIFM, is responsible for managing the assets of the Series in accordance with its investment objectives and policies.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series. PIFM pays
Jennison a subadvisory fee at an annual rate of .30 of 1% of the average daily net assets of the Series up to and including $300 million and .25 of 1% of such assets in excess of $300 million. PIFM also pays the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's
Class A, Class B and
Class C shares, pursuant to plans of distribution (the
'Class A, B and C
Plans'), regardless of expenses actually incurred by them.
The distribution fees
are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of average daily net assets of the Class A, B and C shares, respectively, for the six months ended
March 31, 1999.

PIMS has advised the Series that it received approximately
$36,900 and $4,000 in
front-end sales charges resulting from sales of Class A and C shares, respectively, during the six months ended March 31, 1999.
From these fees PIMS
paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended
March 31, 1999, it
received approximately $162,600 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PIFM, PIMS and Jennison are wholly owned subsidiaries of The
Prudential
Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated
registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
('SCA') with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility, which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 9,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March
------------------------------------------------------------
--------------------
                                       9

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
                                     INCOME FUND
Notes to Financial Statements (Unaudited)
------------------------------------------------------------
--------------------
31, 1999. The purpose of the agreements are to serve as an
alternative source of
funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended March 31, 1999, the Series incurred fees of approximately $92,800 for the services of PMFS. As of March 31, 1999, approximately $15,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

For the six months ended March 31, 1999, Prudential
Securities Incorporated
('PSI') earned approximately $22,800 in brokerage
commissions from portfolio
transactions executed on behalf of the Series.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 1999 were $70,957,397 and $71,743,939, respectively.

The United States federal income tax cost basis of the
Series investments as of
March 31, 1999 was substantially the same as for financial
reporting purposes
and, accordingly, net unrealized depreciation of investments for federal income
tax purposes was $11,912,449 (gross unrealized appreciation-
$18,186,350; gross
unrealized depreciation--$6,273,901).
------------------------------------------------------------
Note 5. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 3 billion shares of $.001 par value common stock authorized which are divided into three series, each of which offers four classes, designated Class
A, Class B, Class C and Class Z, each of which consists of
250 million
authorized shares.

Transactions in shares of common stock were as follows:

Class A                                   Shares
Amount
--------------------------------------  ----------   -------
----
Six months ended March 31, 1999:
Shares sold...........................     440,462   $
5,197,025
Shares issued in reinvestment of
  dividends and distributions.........     226,178
2,592,004
Shares reacquired.....................    (784,757)
(9,231,630)
                                        ----------   -------
----
Net decrease in shares outstanding
  before conversion...................    (118,117)
(1,442,601)
Shares issued upon conversion from
  Class B.............................      94,853
1,114,489
                                        ----------   -------
----
Net decrease in shares outstanding....     (23,264)  $
(328,112)
                                        ----------   -------
----
                                        ----------   -------
----
Year ended September 30, 1998:
Shares sold...........................   1,121,704
$13,786,056
Shares issued in reinvestment of
  dividends and distributions.........     162,663
1,913,429
Shares reacquired.....................  (1,213,010)
(14,774,385)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................      71,357
925,100
Shares issued upon conversion from
  Class B.............................      77,566
935,576
                                        ----------   -------
----
Net increase in shares outstanding....     148,923   $
1,860,676
                                        ----------   -------
----
                                        ----------   -------
----
Class B
--------------------------------------
Six months ended March 31, 1999:
Shares sold...........................     816,328   $
9,573,721
Shares issued in reinvestment of
  dividends and distributions.........     583,174
6,683,168
Shares reacquired.....................  (1,512,524)
(17,743,265)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................    (113,022)
(1,486,376)
Shares reacquired upon conversion from
  Class A.............................     (95,009)
(1,114,489)
                                        ----------   -------
----
Net decrease in shares outstanding....    (208,031)
$(2,600,865)
                                        ----------   -------
----
                                        ----------   -------
----

------------------------------------------------------------
--------------------
                                       10

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
                                     INCOME FUND
Notes to Financial Statements (Unaudited)
------------------------------------------------------------
--------------------

Class B                                   Shares
Amount
--------------------------------------  ----------   -------
----
Year ended September 30, 1998:
Shares sold...........................   2,383,930
$29,462,184
Shares issued in reinvestment of
  dividends and distributions.........     369,244
4,332,243
Shares reacquired.....................  (1,750,224)
(21,297,211)
                                        ----------   -------
----
Net increase in shares outstanding
  before conversion...................   1,002,950
12,497,216
Shares reacquired upon conversion from
  Class A.............................     (77,755)
(935,576)
                                        ----------   -------
----
Net increase in shares outstanding....     925,195
$11,561,640
                                        ----------   -------
----
                                        ----------   -------
----
Class C
--------------------------------------
Six months ended March 31, 1999:
Shares sold...........................      85,658   $
992,884
Shares issued in reinvestment of
  dividends and distributions.........      51,069
585,254
Shares reacquired.....................    (200,616)
(2,362,559)
                                        ----------   -------
----
Net decrease in shares outstanding....     (63,889)  $
(784,421)
                                        ----------   -------
----
                                        ----------   -------
----
Year ended September 30, 1998:
Shares sold...........................     217,879   $
2,701,940
Shares issued in reinvestment of
  dividends and distributions.........      31,625
371,055
Shares reacquired.....................    (152,419)
(1,873,645)
                                        ----------   -------
----
Net increase in shares outstanding....      97,085   $
1,199,350
                                        ----------   -------
----
                                        ----------   -------
----
Class Z
--------------------------------------
Six months ended March 31, 1999:
Shares sold...........................     179,248   $
2,119,154
Shares issued in reinvestment of
  dividends
  and distributions...................      14,996
172,000
Shares reacquired.....................     (93,093)
(1,091,783)
                                        ----------   -------
----
Net increase in shares outstanding....     101,151   $
1,199,371
                                        ----------   -------
----
                                        ----------   -------
----
Year ended September 30, 1998:
Shares sold...........................     309,216   $
3,901,563
Shares issued in reinvestment of
  dividends
  and distributions...................       4,713
55,960
Shares reacquired.....................    (194,189)
(2,438,297)
                                        ----------   -------
----
Net increase in shares outstanding....     119,740   $
1,519,226
                                        ----------   -------
----
                                        ----------   -------
----

------------------------------------------------------------
--------------------
                                       11

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Financial Highlights (Unaudited)     INCOME FUND
------------------------------------------------------------
--------------------

Class A                             Class B
                                                  ----------
------------------------------------------     ---------
                                                     Six
November 7,             Six
                                                   Months
1996(a)             Months
                                                    Ended
Year Ended             Through              Ended
                                                  March 31,
September 30,        September 30,         March 31,
                                                    1999
1998                  1997               1999
                                                  ---------
-------------     --------------------     ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period..........     $ 10.98
$ 12.89              $  10.00            $ 10.96
                                                  ---------
------                ------           ---------
Income from investment operations
Net investment income.........................         .05
 .15                   .09                 --(d)
Net realized and unrealized gain (loss) on
   investment transactions....................        1.92
(1.32)                 2.87               1.92
                                                  ---------
------                ------           ---------
   Total from investment operations...........        1.97
(1.17)                 2.96               1.92
                                                  ---------
------                ------           ---------
Less distributions
Dividends from net investment income..........        (.06)
(.12)                 (.07)              (.01)
Distributions from net realized gains.........        (.91)
(.62)                   --               (.91)
                                                  ---------
------                ------           ---------
   Total distributions........................        (.97)
(.74)                 (.07)              (.92)
                                                  ---------
------                ------           ---------
Net asset value, end of period................     $ 11.98
$ 10.98              $  12.89            $ 11.96
                                                  ---------
------                ------           ---------
                                                  ---------
------                ------           ---------
TOTAL RETURN(c)...............................       18.29%
(9.40)%               29.72%             17.88%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...............     $33,912
$31,339              $ 34,846            $89,971
Average net assets (000)......................     $33,537
$35,145              $ 27,008            $92,106
Ratios to average net assets:
   Expenses, including distribution fees......
1.42%(b)        1.31%                 1.58%(b)
2.17%(b)
   Expenses, excluding distribution fees......
1.17%(b)        1.06%                 1.33%(b)
1.17%(b)
   Net investment income......................
 .76%(b)        1.20%                  .90%(b)
 .02%(b)
Portfolio turnover rate.......................          59%
99%                   55%                59%


November 7,

1996(a)
                                                 Year Ended
Through
                                                September
30,     September 30,
                                                    1998
1997
                                                ------------
-     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period..........     $ 12.86
$ 10.00
                                                    ------
------
Income from investment operations
Net investment income.........................         .06
 .02
Net realized and unrealized gain (loss) on
   investment transactions....................       (1.31)
2.86
                                                    ------
------
   Total from investment operations...........       (1.25)
2.88
                                                    ------
------
Less distributions
Dividends from net investment income..........        (.03)
(.02)
Distributions from net realized gains.........        (.62)
--
                                                    ------
------
   Total distributions........................        (.65)
(.02)
                                                    ------
------
Net asset value, end of period................     $ 10.96
$ 12.86
                                                    ------
------
                                                    ------
------
TOTAL RETURN(c)...............................      (10.01)%
28.83%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...............     $84,751
$87,558
Average net assets (000)......................     $93,465
$62,575
Ratios to average net assets:
   Expenses, including distribution fees......        2.06%
2.33%(b)
   Expenses, excluding distribution fees......        1.06%
1.33%(b)
   Net investment income......................         .46%
 .15%(b)
Portfolio turnover rate.......................          99%
55%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                     THE PRUDENTIAL
INVESTMENT PORTFOLIOS, INC.
                                     PRUDENTIAL JENNISON
GROWTH &
Financial Highlights (Unaudited)     INCOME FUND
------------------------------------------------------------
--------------------

Class C                             Class Z
                                                  ----------
------------------------------------------     ---------
                                                     Six
November 7,             Six
                                                   Months
1996(a)             Months
                                                    Ended
Year Ended             Through              Ended
                                                  March 31,
September 30,        September 30,         March 31,
                                                    1999
1998                  1997               1999
                                                  ---------
-------------     --------------------     ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period..........     $ 10.96
$ 12.86               $10.00             $ 11.00
                                                  ---------
-----                -----            ---------
Income from investment operations
Net investment income.........................          --
(d)          .06                  .02                 .06
Net realized and unrealized gain (loss) on
   investment transactions....................        1.92
(1.31)                2.86                1.93
                                                  ---------
-----                -----            ---------
   Total from investment operations...........        1.92
(1.25)                2.88                1.99
                                                  ---------
-----                -----            ---------
Less distributions
Dividends from net investment income..........        (.01)
(.03)                (.02)               (.07)
Distributions from net realized gains.........        (.91)
(.62)                  --                (.91)
                                                  ---------
-----                -----            ---------
   Total distributions........................        (.92)
(.65)                (.02)               (.98)
                                                  ---------
-----                -----            ---------
Net asset value, end of period................     $ 11.96
$ 10.96               $12.86             $ 12.01
                                                  ---------
-----                -----            ---------
                                                  ---------
-----                -----            ---------
TOTAL RETURN(c)...............................       17.88%
(10.01)%              28.83%              18.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...............     $ 7,008
$ 7,124               $7,111             $ 3,218
Average net assets (000)......................     $ 7,666
$ 7,734               $5,631             $ 2,414
Ratios to average net assets:
   Expenses, including distribution fees......
2.17%(b)        2.06%                2.33%(b)
1.17%(b)
   Expenses, excluding distribution fees......
1.17%(b)        1.06%                1.33%(b)
1.17%(b)
   Net investment income......................
 .03%(b)         .46%                 .15%(b)
 .97%(b)
Portfolio turnover rate.......................          59%
99%                  55%                 59%


November 7,

1996(a)
                                                 Year Ended
Through
                                                September
30,     September 30,
                                                    1998
1997
                                                ------------
-     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period..........     $ 12.93
$ 10.00
                                                     -----
-----
Income from investment operations
Net investment income.........................         .17
 .10
Net realized and unrealized gain (loss) on
   investment transactions....................       (1.33)
2.92
                                                     -----
-----
   Total from investment operations...........       (1.16)
3.02
                                                     -----
-----
Less distributions
Dividends from net investment income..........        (.15)
(.09)
Distributions from net realized gains.........        (.62)
--
                                                     -----
-----
   Total distributions........................        (.77)
(.09)
                                                     -----
-----
Net asset value, end of period................     $ 11.00
$ 12.93
                                                     -----
-----
                                                     -----
-----
TOTAL RETURN(c)...............................       (9.31)%
30.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)...............     $ 1,836
$   609
Average net assets (000)......................     $ 1,374
$   227
Ratios to average net assets:
   Expenses, including distribution fees......        1.06%
1.33%(b)
   Expenses, excluding distribution fees......        1.06%
1.33%(b)
   Net investment income......................        1.54%
1.15%(b)
Portfolio turnover rate.......................          99%
55%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Getting The Most From Your Prudential Mutual Fund
Some mutual fund shareholders won't ever read this--they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "At A Glance" page where we compare the
Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance-- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports onsuccessful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it-- through dividends and distributions--and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual Funds prices securities.
The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund - -the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction--there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                       BULK RATE
Gateway Center Three                          U.S. POSTAGE
100 Mulberry Street                           PAID
Newark, NJ  07102-4077                        Permit 6807
(800) 225-1852                                New York, NY

74437E503
74437E602   MF172E2
74437E701
74437E800